1933 Act No. 33-83100
                                                          1940 Act No. 811-08716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 30                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 33                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 30
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 30 to Registrant's Registration Statement No. 33-83100/811-08716 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                The Facing Sheet


                                     PART A
                                     ------

 Prospectus for Class 1 shares for the following funds: Evergreen VA Blue Chip
      Fund, Evergreen VA Capital Growth Fund, Evergreen VA Core Bond Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund, as supplemented from time to time, is contained herein.

  Prospectus for Class 2 shares for the following funds: Evergreen VA Blue Chip
      Fund, Evergreen VA Capital Growth Fund, Evergreen VA Core Bond Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund, as supplemented from time to time, is contained herein.

    Prospectus for Class 1 shares of Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund, as supplemented from time to time, is contained herein.

                                     PART B
                                     ------

          Statement of Additional Information for the following funds:
              Evergreen Offit VA Emerging Markets Bond Fund, Evergreen
     Offit VA U.S. Government Securities Fund, Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Core Bond Fund, Evergreen VA
Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA
 Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth
  Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund,
               Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and
        Evergreen VA Strategic Income Fund, as supplemented from time to time, is contained herein.

                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

             EVERGREEN VARIABLE ANNUITY PROSPECTUS (CLASS 1 SHARES)

                                                      Prospectus, May 1, 2003
Evergreen
Variable Annuity Funds


Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Core Bond Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA International Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special Equity Fund
Evergreen VA Strategic Income Fund

Class 1


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                  2
Evergreen VA Blue Chip Fund                             4
Evergreen VA Capital Growth Fund                        6
Evergreen VA Core Bond Fund                             8
Evergreen VA Equity Index Fund                          10
Evergreen VA Foundation Fund                            12
Evergreen VA Fund                                       14
Evergreen VA Global Leaders Fund                        16
Evergreen VA Growth and Income Fund                     18
Evergreen VA Growth Fund                                20
Evergreen VA High Income Fund                           22
Evergreen VA International Growth Fund                  24
Evergreen VA Masters Fund                               26
Evergreen VA Omega Fund                                 28
Evergreen VA Small Cap Value Fund                       30
Evergreen VA Special Equity Fund                        32
Evergreen VA Strategic Income Fund                      34

GENERAL INFORMATION:

The Funds' Investment Advisor                           36
The Funds' Sub-Advisors                                 36
The Funds' Portfolio Managers                           37
Calculating the Share Price                             38
How to Choose the Share Class That Best Suits You       38
Participating Insurance Companies                       38
How to Buy and Redeem Shares                            38
Other Services                                          38
The Tax Consequences of Investing in the Funds          38
Fees and Expenses of the Funds                          39
Financial Highlights                                    40
Other Fund Practices                                    56

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?


                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating insurance company. For more information about these Funds and the other Funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


VA Blue Chip Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth with the potential for income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in "blue chip" stocks. Blue chip stocks are the common stocks of well-established, large U.S. companies with a long history of performance and typically recognizable names representing a broad range of industries. The market capitalization of the stocks selected will be within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. As of its last reconstitution on July 31, 2002, the S&P 500 Index had a market capitalization range of approximately $296.3 million to $320.4 billion. The remaining 20% of the Fund's assets may be invested in other types of equity securities, various cash equivalents or represented by cash.

Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management and strategies, and a trend of stable or accelerating profits. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio managers believe are undervalued on a price-to-earnings and price-to-assets methodology.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 4/27/2000. It should give you a general idea of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993         1994       1995       1996        1997       1998       1999       2000        2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                                            - 16.61          - 22.05
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 9.76 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 16.84 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.29%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
              Inception Date of Class            1 year       5 year     10 year     Performance Since 4/27/2000
==============================================================================================================================
==============================================================================================================================

Class 1       4/27/2000                          - 22.05 %    N/A        N/A         - 18.23 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                          - 22.10 %    N/A        N/A         - 15.97 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.61 %                   0.00 %           0.61 %                 1.22 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 0.98%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 124
================================================================================
================================================================================

3 years                                                          $ 387
================================================================================
================================================================================

5 years                                                          $ 670
================================================================================
================================================================================

10 years                                                         $ 1,477
================================================================================


VA Capital Growth Fund
FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Pilgrim Baxter & Associates, Ltd.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The stocks selected will be those companies whose market capitalizations fall within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. As of its last reconstitution on July 31, 2002, the S&P 500 Index had a market capitalization range of approximately $296.3 million to $320.4 billion. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment goal. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 of the Fund in each calendar year since the Class 1 shares' inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993         1994       1995       1996       1997       1998       1999       2000         2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                    6.50       17.69        - 12.95          - 22.51
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1999                         + 10.24 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 20.39 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -7.78%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000(R) Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                          Inception Date of Class         1 year      5 year    10 year    Performance Since 3/3/1998
==============================================================================================================================
==============================================================================================================================

Class 1                   3/3/1998                        - 22.51 %   N/A       N/A        - 1.75 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                                        - 15.52 %   N/A       N/A        0.14 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                                   - 22.10 %   N/A       N/A        - 2.25 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.80 %                   0.00 %           0.22 %                  1.02 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 104
================================================================================
================================================================================
3 years                                                          $ 325
================================================================================
================================================================================
5 years                                                          $ 563
================================================================================
================================================================================
10 years                                                         $ 1,248
================================================================================


VA Core Bond Fund
FUND FACTS:

Goal:
Maximize Total Return

Principal Investments:
Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities U.S. Treasury and Agency Obligations

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Manager:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund commenced operations on 7/31/2002, performance information is not available for a full calendar year. Financial information for the Fund from 7/31/2002 through 12/31/2002 is available under "Financial Highlights."

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.32 %                   0.00 %           0.33 %                  0.65 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                          Class 1
================================================================================
================================================================================

1 year                                                          $ 66
================================================================================
================================================================================

3 years                                                         $ 208
================================================================================


VA Equity Index Fund

FUND FACTS:

Goal:
Price and Yield Performance Similar to the S&P 500 Index

Principal Investment:
Equity Securities listed on the S&P 500 Index

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500 Index. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invest in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994       1995       1996       1997       1998       1999       2000          2001             2002
==============================================================================================================================
==============================================================================================================================
                                                                              - 9.11        - 11.97          - 22.46
==============================================================================================================================

==============================================================================================================================
Best Quarter:                              4th Quarter 2001                         + 10.58 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                             3rd Quarter 2002                         - 17.48 %
==============================================================================================================================
==============================================================================================================================
Year-to-date total return through 3/31/2003 is -3.18%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
              Inception Date of Class            1 year       5 year     10 year     Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================
Class 1       9/29/1999                          - 22.46 %    N/A        N/A         - 9.74 %
==============================================================================================================================
==============================================================================================================================
S&P 500                                          - 22.10 %    N/A        N/A         - 9.74 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================
Class 1       0.32 %                   0.00 %           0.35 %                 0.67 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 0.30%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 68
================================================================================
================================================================================
3 years                                                          $ 214
================================================================================
================================================================================
5 years                                                          $ 373
================================================================================
================================================================================
10 years                                                         $ 835
================================================================================


VA Foundation Fund

FUND FACTS:

Goals:

Capital Growth Current Income

Principal Investments:
Common and Preferred Stocks and Convertible Securities of Large U.S. Companies U.S. Treasury and Agency Obligations Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth and current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the equity portion of the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion.

The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth.

The Fund normally invests primarily all of the fixed income portion in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994       1995       1996      1997         1998        1999         2000           2001          2002
==============================================================================================================================
==============================================================================================================================

                                            27.80        10.63       10.64        - 4.93         - 8.57        - 9.66
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1997                         + 13.26 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2001                         - 8.83 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -1.38%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell 1000). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities and asset-backed securities. The Russell 1000 is an index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                    Inception Date of Class          1 year       5 year     10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================

Class 1             3/1/1996                         - 9.66 %     - 0.79 %   N/A         5.22 %
==============================================================================================================================
==============================================================================================================================

LBABI                                                10.25 %      7.55 %     N/A         7.63 %
==============================================================================================================================
==============================================================================================================================

Russell 1000                                         - 21.65 %    - 0.58 %   N/A         6.23 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                              - 22.10 %    - 0.59 %   N/A         6.38 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.75 %                   0.00 %           0.16 %                  0.91 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 93
================================================================================
================================================================================

3 years                                                          $ 290
================================================================================
================================================================================

5 years                                                          $ 504
================================================================================
================================================================================

10 years                                                         $ 1,120
================================================================================


VA Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994      1995      1996       1997        1998      1999        2000             2001            2002
==============================================================================================================================
==============================================================================================================================

                                           37.16       6.44      23.03       - 11.99          - 17.85         - 22.22
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1998                         + 18.02 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 1998                         - 17.20 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -2.90%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 and the Russell 1000(R)Index (Russell 1000). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000(R)Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R)Index. The Russell 3000(R)Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                    Inception Date of Class          1 year       5 year     10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================

Class 1             3/1/1996                         - 22.22 %    - 5.93 %   N/A         2.20 %
==============================================================================================================================
==============================================================================================================================

Russell 1000                                         - 21.65 %    - 0.58 %   N/A         6.23 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                              - 22.10 %    - 0.59 %   N/A         6.38 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.75 %                   0.00 %           0.23 %                  0.98 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 100
================================================================================
================================================================================

3 years                                                          $ 312
================================================================================
================================================================================

5 years                                                          $ 542
================================================================================
================================================================================

10 years                                                         $ 1,201
================================================================================


VA Global Leaders Fund

FUND FACTS:

Goal:

Long-term Capital Growth
Principal Investment:

Equity Securities
Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies. The portfolio managers' criteria for selecting securities includes high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate their criteria for choosing these companies on an ongoing basis.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994      1995       1996      1997       1998        1999         2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                                      18.92       24.72        - 8.70        - 13.42          - 20.26
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1998                         + 21.86 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 17.59 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -6.81%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Free Index (MSCI World Free), an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                       Inception Date of Class         1 year       5 year     10 year    Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================

Class 1                3/6/1997                        - 20.26 %    - 1.34 %   N/A        0.29 %
==============================================================================================================================
==============================================================================================================================

MSCI World Free                                        - 19.89 %    - 2.12 %   N/A        0.25 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.87 %                   0.00 %           0.31 %                 1.18 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 120
================================================================================
================================================================================

3 years                                                          $ 375
================================================================================
================================================================================

5 years                                                          $ 649
================================================================================
================================================================================

10 years                                                         $ 1,432
================================================================================


VA Growth and Income Fund

FUND FACTS:

Goals:
Capital Growth Current Income

Principal Investment:
Medium-Cap and Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality up to 20% of its assets. The Fund may also invest up to 20% of its assets in foreign securities.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994      1995       1996      1997         1998      1999         2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                           34.66        4.77      18.57        - 0.30        - 12.16          - 15.41
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1997                         + 17.25 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 18.56 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.93%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value), an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings and growth rates. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                          Inception Date of Class        1 year      5 year     10 year    Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================

Class 1                   3/1/1996                       - 15.41 %   - 1.65 %   N/A        5.85 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                                       - 15.52 %   1.16 %     N/A        7.86 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.75 %                   0.00 %           0.18 %                  0.93 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 95
================================================================================
================================================================================
3 years                                                          $ 296
================================================================================
================================================================================
5 years                                                          $ 515
================================================================================
================================================================================
10 years                                                         $ 1,143
================================================================================


VA Growth Fund

FUND FACTS:
Goal:

Long-term Capital Growth
Principal Investment:

Small- and Mid-Cap U.S. Common Stocks
Class of Shares Offered in this Prospectus:

Class 1
Investment Advisor:

Evergreen
Investment
Management
Company, LLC
Portfolio Managers:

By Team
Dividend Payment Schedule:

Annually
INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small- and medium-sized companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 2000(R) Growth Index, at the time of purchase). The remaining portion of the Fund's assets may be invested in companies of any size. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Growth Index. As of its last reconstitution on March 31, 2003, the Russell 2000(R) Growth Index had a market capitalization range of approximately $5.3 million to $2.2 billion. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000(R) Growth Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 of the Fund in each calendar year since the Class 1 shares' inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993         1994       1995       1996       1997       1998       1999         2000         2001           2002
==============================================================================================================================
==============================================================================================================================

                                                                    21.21        13.27        - 6.68         - 26.91
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 30.97 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 22.04 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.44%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with high price-to-book ratios and high forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                            Inception Date of Class        1 year      5 year   10 year    Performance Since 3/3/1998
==============================================================================================================================
==============================================================================================================================

Class 1                     3/3/1998                       - 26.91 %   N/A      N/A        - 3.11 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Growth                                        - 30.26 %   N/A      N/A        - 3.06 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.70 %                   0.00 %           0.45 %                 1.15 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 0.97%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 117
================================================================================
================================================================================
3 years                                                          $ 365
================================================================================
================================================================================
5 years                                                          $ 633
================================================================================
================================================================================
10 years                                                         $ 1,398
================================================================================


VA High Income Fund

FUND FACTS:

Goals:
High Current Income Capital Growth

Principal Investment:
Low- and High-Rated Fixed Income Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in both low-rated and high-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on their assessment of relative yields and risks of securities of different maturities and their expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio managers believe that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993          1994        1995        1996        1997         1998        1999        2000        2001           2002
==============================================================================================================================
==============================================================================================================================

                                                                                       1.31        10.27          7.15
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 7.07 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 2.62 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +3.93%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI), which provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
              Inception Date of Class            1 year      5 year     10 year     Performance Since 6/30/1999
==============================================================================================================================
==============================================================================================================================

Class 1       6/30/1999                          7.15 %      N/A        N/A         6.58 %
==============================================================================================================================
==============================================================================================================================

MLHYMI                                           - 1.14 %    N/A        N/A         0.23 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.70 %                   0.00 %           0.60 %                 1.30 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 132
================================================================================
================================================================================

3 years                                                          $ 412
================================================================================
================================================================================

5 years                                                          $ 713
================================================================================
================================================================================

10 years                                                         $ 1,568
================================================================================


VA International Growth Fund

FUND FACTS:

Goals:
Long-term Capital Growth Modest Income

Principal Investment:
Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth and secondarily, modest income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994       1995       1996      1997       1998       1999        2000           2001            2002
==============================================================================================================================
==============================================================================================================================

                                                                  38.22       - 5.06         - 18.18         - 10.47
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 26.01 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 15.56 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -6.69%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE), an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                      Inception Date of Class         1 year       5 year    10 year    Performance Since 8/17/1998
==============================================================================================================================
==============================================================================================================================

Class 1               8/17/1998                       - 10.47 %    N/A       N/A        - 2.31 %
==============================================================================================================================
==============================================================================================================================

MSCI EAFE Free                                        - 15.94 %    N/A       N/A        - 3.92 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.66 %                   0.00 %           0.73 %                 1.39 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 142
================================================================================
================================================================================

3 years                                                          $ 440
================================================================================
================================================================================

5 years                                                          $ 761
================================================================================
================================================================================

10 years                                                         $ 1,669
================================================================================


VA Masters Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. and Foreign Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Teams

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund's investment program is based on the Manager of Managers strategy of Evergreen Investment Management Company, LLC (EIMC) which allocates the Fund's portfolio assets on an approximately equal basis among itself and three sub-advisors - each of which employs a different investment style. EIMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies (i.e., companies whose market capitalizations fall within the range tracked by the S&P MidCap 400 Index, at the time of purchase). In addition, EIMC's segment of the portfolio will seek to maintain a weighted average market capitalization that falls within the range of the S&P MidCap 400 Index. As of its last reconstitution on March 31, 2003, the S&P MidCap 400 Index had a market capitalization range of approximately $162.4 million to $8.3 billion. The Fund's current sub-advisors are MFS Institutional Advisors, Inc.
(MFS), OppenheimerFunds, Inc. (Oppenheimer) and Marsico Capital Management, LLC (Marsico).

MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap(R) Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $9 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Marsico's segment of the portfolio will primarily be invested in the common stocks of large U.S. and foreign companies with market capitalizations that fall within the range tracked by the S&P 500 Index at the time of the purchase. Marsico's portion of the portfolio will normally hold a core position of between 35 and 50 common stocks. Marsico's investment approach takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. Marsico's portfolio selection generally emphasizes investments in well-known, high-quality companies with specific market expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, improving returns on equity, strong and ethical management, apparent commitment to shareholder interests, and reasonable valuation in light of projected growth rates. Marsico will use a growth-oriented investment strategy.

The "growth" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes have anticipated earnings ranging from steady to accelerated growth. The "value" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes are undervalued. One or a blend of both of these investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 1/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994       1995       1996       1997       1998       1999       2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                              - 2.98        - 15.84          - 26.61
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 15.94 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 22.34 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -2.42%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the S&P 400 Mid-Cap Index (S&P 400). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The S&P 400 is an unmanaged, market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
              Inception Date of Class            1 year       5 year     10 year     Performance Since 1/29/1999
==============================================================================================================================
==============================================================================================================================

Class 1       1/29/1999                          - 26.61 %    N/A        N/A         - 6.62 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                          - 22.10 %    N/A        N/A         - 7.89 %
==============================================================================================================================
==============================================================================================================================

S&P 400                                          - 14.51 %    N/A        N/A         4.58 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.87 %                   0.00 %           0.31 %                 1.18 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 120
================================================================================
================================================================================

3 years                                                          $ 375
================================================================================
================================================================================

5 years                                                          $ 649
================================================================================
================================================================================

10 years                                                         $ 1,432
================================================================================


VA Omega Fund
FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations Class of Shares Offered in this

Prospectus:
Class 1

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The portfolio managers' active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio managers' investment decisions. RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994      1995      1996       1997      1998        1999        2000             2001            2002
==============================================================================================================================
==============================================================================================================================

                                                     22.25       47.24       - 12.46          - 14.79         - 25.38
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 29.99 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2000                         - 25.00 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -0.09%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth), an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                           Inception Date of Class        1 year      5 year     10 year   Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================

Class 1                    3/6/1997                       - 25.38 %   0.04 %     N/A       1.84 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Growth                                       - 27.88 %   - 3.84 %   N/A       0.16 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.52 %                   0.00 %           0.18 %                  0.70 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 72
================================================================================
================================================================================

3 years                                                          $ 224
================================================================================
================================================================================

5 years                                                          $ 390
================================================================================
================================================================================

10 years                                                         $ 871
================================================================================


VA Small Cap Value Fund
FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on July 31, 2002, the Russell 2000(R) Index had a market capitalization range of approximately $10.5 million to $1.9 billion. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993         1994       1995       1996        1997       1998       1999         2000          2001         2002
==============================================================================================================================
==============================================================================================================================

                                                                     12.07        20.71         18.11        - 12.60
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 22.32 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 21.71 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -9.39%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value), an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                          Inception Date of Class         1 year      5 year    10 year    Performance Since 5/1/1998
==============================================================================================================================
==============================================================================================================================

Class 1                   5/1/1998                        - 12.60 %   N/A       N/A        6.75 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Value                                        - 11.43 %   N/A       N/A        1.05 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.87 %                   0.00 %           0.26 %                 1.13 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 115
================================================================================
================================================================================

3 years                                                          $ 359
================================================================================
================================================================================

5 years                                                          $ 622
================================================================================
================================================================================

10 years                                                         $ 1,375
================================================================================


VA Special Equity Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Common Stocks of Small Companies

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on July 31, 2002, the Russell 2000(R) Index had a market capitalization range of approximately $10.5 million to $1.9 billion. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993         1994       1995       1996       1997       1998       1999       2000           2001           2002
==============================================================================================================================
==============================================================================================================================

                                                                               - 8.41         - 8.11         - 27.18
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 2000                         + 14.29 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 20.97 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -1.13%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000(R) Index, representing approximately 10% of the total market capitalization of the Russell 3000(R) Index. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                           Inception Date of Class        1 year      5 year   10 year    Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================

Class 1                    9/29/1999                      - 27.18 %   N/A      N/A        - 9.27 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Growth                                       - 30.26 %   N/A      N/A        - 12.21 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 1
==============================================================================================================================
==============================================================================================================================

Class 1       0.92 %                   0.00 %           0.26 %                 1.18 %
==============================================================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.03%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 120
================================================================================
================================================================================

3 years                                                          $ 375
================================================================================
================================================================================

5 years                                                          $ 649
================================================================================
================================================================================

10 years                                                         $ 1,432
================================================================================


VA Strategic Income Fund

FUND FACTS:

Goals:
High Current Income Capital Growth

Principal Investments:
Domestic High Yield, High Risk Bonds Foreign Debt Securities U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. The Fund may invest in securities from countries considered to be emerging markets. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993         1994        1995        1996        1997        1998        1999       2000            2001        2002
==============================================================================================================================
==============================================================================================================================

                                                             5.91        1.64       - 0.69          6.21        15.52
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 5.73 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2000                         - 1.78 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +4.07%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI), an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================

Class 1       3/6/1997                            15.52 %    5.57 %     N/A          5.70 %
==============================================================================================================================
==============================================================================================================================

LBABI                                             10.25 %    7.55 %     N/A          8.03 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 1       0.50 %                   0.00 %           0.29 %                  0.79 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 1
================================================================================
================================================================================

1 year                                                           $ 81
================================================================================
================================================================================

3 years                                                          $ 252
================================================================================
================================================================================

5 years                                                          $ 439
================================================================================
================================================================================

10 years                                                         $ 978
================================================================================


THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2002, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

================================================================================

Fund                                    % of the Fund's average daily net assets
================================================================================
================================================================================

VA Blue Chip Fund                                    0.37 %
================================================================================
================================================================================

VA Capital Growth Fund                               0.80 %
================================================================================
================================================================================

VA Core Bond Fund                                    0.32 %
================================================================================
================================================================================

VA Equity Index Fund                                 0.00 %
================================================================================
================================================================================

VA Foundation Fund                                   0.75 %
================================================================================
================================================================================

VA Fund                                              0.75 %
================================================================================
================================================================================

VA Global Leaders Fund                               0.69 %
================================================================================
================================================================================

VA Growth and Income Fund                            0.75 %
================================================================================
================================================================================

VA Growth Fund                                       0.52 %
================================================================================
================================================================================

VA High Income Fund                                  0.40 %
================================================================================
================================================================================

VA International Growth Fund                         0.27 %
================================================================================
================================================================================

VA Masters Fund                                      0.69 %
================================================================================
================================================================================

VA Omega Fund                                        0.52 %
================================================================================
================================================================================

VA Small Cap Value Fund                              0.74 %
================================================================================
================================================================================

VA Special Equity Fund                               0.77 %
================================================================================
================================================================================

VA Strategic Income Fund                             0.50 %
================================================================================

THE FUNDS' SUB-ADVISORS

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to VA Core Bond Fund and the fixed income portion of the VA Foundation Fund. There is no additional charge to the Funds for the services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $7.5 billion in assets for 10 of the Evergreen funds as of 12/31/2002. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter) is the sub-advisor to the VA Capital Growth Fund. Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania, 19087.

For the fiscal year ended 12/31/2002, the fee paid to Pilgrim Baxter by EIMC as a percentage of VA Capital Growth Fund's average daily net assets was 0.20%.

MFS Institutional Advisors, Inc. (MFS)
OppenheimerFunds Inc. (Oppenheimer), and
Marsico Capital Management, LLC (Marsico) are each sub-advisors to a portion of VA Masters Fund.

Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. EIMC also manages a segment of VA Masters Fund's portfolio. The Fund pays no direct fees to any of the sub-advisors. Additional information about each sub-advisor is as follows:

MFS, 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of 12/31/2002, MFS managed more than $113 billion on behalf of more than 6.3 million investor accounts.

Oppenheimer, 498 7th Avenue, New York, New York 10018, has operated as an investment advisor since 1960. As of 12/31/2002, Oppenheimer and its controlled affiliates managed more than $120 billion in assets, including other Oppenheimer funds having more than 7 million shareholder accounts.

Marsico, 1200 17th Street, Suite 1300, Denver, Colorado 80202, is a registered investment advisor formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of 12/31/2002, Marsico managed approximately $14.8 billion in assets, approximately $10.2 billion of which were investment company assets for some 18 client organizations.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.

For the fiscal year ended 12/31/2002, the aggregate fees paid to the sub-advisors by EIMC, as a percentage of VA Masters Fund's average net assets, was 0.50%.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund
VA Omega Fund
Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

VA Capital Growth Fund
The Fund is managed by a team of portfolio management professionals from Pilgrim Baxter, with team members responsible for various sectors.

VA Core Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various sectors.

VA Equity Index Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

VA Foundation Fund
The equity portion of the Fund is co-managed by two of EIMC's teams of portfolio management professionals - Value Equity team and the Large Cap Core Growth team, with team members responsible for various sectors.

The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors. VA Fund

The Fund is managed by two of EIMC's teams of portfolio management professionals -- Large Cap Core Growth team and Value Equity team --with team members responsible for various sectors. VA Global Leaders Fund

The Fund is co-managed by two of EIMC's teams of portfolio management professionals--the Large Cap Core Growth team and the International Equity team, with team members responsible for various sectors.

VA Growth and Income Fund
VA Small Cap Value Fund
Each Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

VA Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.

VA High Income Fund
VA Strategic Income Fund
Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

VA International Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's International Equity team, with team members responsible for various sectors.

VA Masters Fund
The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Large Cap Core Growth Team
o        MFS Team
o        Oppenheimer Team
o        Marsico Team

Manager Oversight --EIMC has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the Masters Fund. EIMC has ultimate responsibility for the investment performance of the Fund.

EIMC continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but EIMC will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

VA Special Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Special Equity team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

The Funds offer two classes of shares. Only Class 1 shares are offered in this prospectus. The Funds offer Class 1 shares at NAV with no front-end sales charge, deferred sales charge or 12b-1 fee.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.


OTHER SERVICES
Automatic Reinvestment of Distributions

All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Funds pay an annual dividend from the dividends, interest and other income on the securities in which they invest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class 1 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI.

VA Blue Chip Fund

==============================================================================================================================
                                                                                      Year Ended December 31,

                                                                                      2002          2001         2000 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                  $ 7.44        $ 8.95       $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                 0.02          0.02         0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                             - 1.66        - 1.51       - 1.05


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                      - 1.64        - 1.49       - 1.03


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net investment income                              - 0.02        - 0.02       - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                        $ 5.78        $ 7.44       $ 8.95


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                        - 22.05 %     - 16.61 %    - 10.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                 $ 9,455       $ 12,853     $ 8,861
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                            0.98 %        0.97 %       1.01 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                 0.29 %        0.32 %       0.43 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                               143 %         238 %        140 %
==============================================================================================================================

1. For the period from April 27, 2000 (commencement of operations), to December 31, 2000.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.   Annualized

VA Capital Growth Fund

==============================================================================================================================
                                                                        Year Ended December 31,

                                                                        2002       2001      2000 1     1999 1     1998 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 1 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 14.04    $ 16.43   $ 14.42    $ 13.58    $ 12.50


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.16       0.03      0.10       0.01       0.03
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 3.30     - 2.16    2.37       0.87       1.05


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        - 3.14     - 2.13    2.47       0.88       1.08


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.05     - 0.08    - 0.01     - 0.02     0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      - 0.05     - 0.18    - 0.45     - 0.02     0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.10     - 0.26    - 0.46     - 0.04     0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.80    $ 14.04   $ 16.43    $ 14.42    $ 13.58


==============================================================================================================================
==============================================================================================================================

Total return 4                                                          - 22.51 %  - 12.95 % 17.69 %    6.50 %     8.64 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 38,961   $ 49,900  $ 36,975   $ 28,377   $ 20,142
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                              1.02 %     1.04 %    1.03 %     1.18 %     1.05 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   1.24 %     0.42 %    0.73 %     0.06 %     0.50 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 401 %      150 %     79 %       87 %       54 %
==============================================================================================================================

1. Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.

2. For the period from March 3, 1998 (commencement of operations), to December 31, 1998.

3. Effective at the close of business on July 24, 2002, Class I shares of the fund were renamed Class 1 shares.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.   Annualized

VA Core Bond Fund

==============================================================================================================================
                                                                                           Year Ended

                                                                                           December 31, 2002 1

CLASS 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains on securities                                            0.29


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           0.45


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      - 0.15
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                         - 0.07


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                        - 0.22


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 10.23


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                             4.49 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 1,024
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                 0.65 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      3.70 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    178 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.   Annualized

VA Equity Index Fund

==============================================================================================================================
                                                                                                 Year Ended December 31,

                                                                                                 2002   2001    2000   1999 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                             $      $       $      $
                                                                                                 8.97   10.30   11.48  10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                            0.12   0.10    0.10   0.03
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign         -      - 1.33  -      1.51
currency related transactions                                                                    2.13           1.15


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                 -      - 1.23  -      1.54
                                                                                                 2.01           1.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                            -      - 0.10  -      -
                                                                                                 0.11           0.10   0.03
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                               0      0       -      -
                                                                                                                0.03   0.03


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                              -      - 0.10  -      -
                                                                                                 0.11           0.13   0.06


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                   $      $ 8.97  $      $
                                                                                                 6.85           10.30  11.48


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                   -      -       -      15.47
                                                                                                 22.46  11.97 % 9.11 % %
                                                                                                 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                            $      $       $      $
                                                                                                 22,922 32,141  31,796 18,685
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                       0.30 % 0.30 %  0.31 % 0.31
                                                                                                                       %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                            1.30 % 1.09 %  1.15 % 1.34
                                                                                                                       %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                          9 %    4 %     11 %   5 %
==============================================================================================================================

1. For the period from September 29, 1999 (commencement of operations), to December 31, 1999.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.   Annualized

VA Foundation Fund

==============================================================================================================================
                                                                     Year Ended December 31,

                                                                     2002        2001       2000        1999       1998 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 13.05     $ 14.60    $ 15.70     $ 14.47    $ 13.54


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.30        0.30       0.24        0.28       0.35
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 1.56      - 1.55     - 1.01      1.27       1.07


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     - 1.26      - 1.25     - 0.77      1.55       1.42


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.28      - 0.30     - 0.24      - 0.28     - 0.26
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0           0          - 0.09      - 0.04     - 0.23


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.28      - 0.30     - 0.33      - 0.32     - 0.49


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 11.51     $ 13.05    $ 14.60     $ 15.70    $ 14.47


==============================================================================================================================
==============================================================================================================================

Total return 3                                                       - 9.66 %    - 8.57 %   - 4.93 %    10.64 %    10.56 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 131,386   $ 168,337  $ 187,825   $ 145,566  $ 78,371
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                           0.91 %      0.93 %     0.92 %      0.95 %     1.00 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                2.20 %      2.15 %     1.78 %      2.29 %     2.44 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              165 %       195 %      89 %        77 %       10 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Fund

==============================================================================================================================
                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

                                                                        2002 1     2001      2000       1999 1     1998 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 12.29    $ 14.96   $ 17.31    $ 15.31    $ 14.89


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.06       0.06      0.03       0.09       0.07
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 2.78     - 2.73    - 2.06     3.36       0.86


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        - 2.72     - 2.67    - 2.03     3.45       0.93


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.06     0         - 0.03     - 0.11     0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         - 0.29     - 1.34     - 0.51


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.06     0         - 0.32     - 1.45     - 0.51


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 9.51     $ 12.29   $ 14.96    $ 17.31    $ 15.31


==============================================================================================================================
==============================================================================================================================

Total return 3                                                          - 22.22 %  - 17.85 % - 11.99 %  23.03 %    6.44 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 32,054   $ 47,016  $ 65,556   $ 69,774   $ 45,820
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                              0.98 %     0.95 %    1.03 %     1.02 %     1.01 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.52 %     0.45 %    0.18 %     0.57 %     0.49 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 117 %      171 %     127 %      111 %      16 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Global Leaders Fund

==============================================================================================================================
                                                                                 Year Ended December 31,

                                                                                 2002     2001     2000     1999      1998 1
==============================================================================================================================
==============================================================================================================================

CLASS 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                             $ 12.41  $ 14.40  $ 15.85  $ 12.76   $
                                                                                                                      10.79


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                            0.06     0.06     0.07     0.06      0.10
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts
==============================================================================================================================
==============================================================================================================================

and foreign currency related transactions                                        - 2.58   - 1.99   - 1.45   3.09      1.94


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                 - 2.52   - 1.93   - 1.38   3.15      2.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                            - 0.07   - 0.06   - 0.07   - 0.06    - 0.07


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                   $ 9.82   $ 12.41  $ 14.40  $ 15.85   $
                                                                                                                      12.76


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                   - 20.26  - 13.42  - 8.70 % 24.72 %   18.92 %
                                                                                 %        %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                            $        $        $        $ 21,022  $
                                                                                 32,581   44,224   43,382             9,583
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                       1.00 %   1.00 %   1.01 %   1.01 %    1.04 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                            0.53 %   0.45 %   0.57 %   0.58 %    0.89 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                          112 %    76 %     21 %     17 %      12 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Growth and Income Fund

==============================================================================================================================
                                                                                        Year Ended December 31,

                                                                                        2002   2001    2000    1999 1 1998 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $      $       $       $      $
                                                                                        14.19  16.46   17.44   15.58  15.29


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.14   0.06    0.02    0.07   0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related  -      - 2.07  - 0.07  2.74   0.56
transactions                                                                            2.33


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        -      - 2.01  - 0.05  2.81   0.72
                                                                                        2.19


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   -      - 0.06  - 0.02  -      - 0.13
                                                                                        0.14                   0.06
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                      0 3    - 0.20  - 0.91  -      - 0.30
                                                                                                               0.89


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                     -      - 0.26  - 0.93  -      - 0.43
                                                                                        0.14                   0.95


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $      $       $       $      $
                                                                                        11.86  14.19   16.46   17.44  15.58


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                          -      -       - 0.30  18.57  4.77 %
                                                                                        15.41  12.16 % %       %
                                                                                        %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $      $       $       $      $
                                                                                        48,262 66,619  85,645  84,067 60,576
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                              0.93 % 0.95 %  1.01 %  1.01 % 1.01 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   1.10 % 0.41 %  0.10 %  0.44 % 1.02 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 76 %   30 %    53 %    66 %   13 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3.   Amount represents less than $0.005 per share.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Growth Fund

==============================================================================================================================
                                                                        Year Ended December 31,

                                                                        2002 1     2001      2000 2     1999 2     1998 2, 3
==============================================================================================================================
==============================================================================================================================

Class 1 4
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 11.93    $ 15.71   $ 13.87    $ 11.46    $ 12.50


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                            - 0.07     - 0.06    - 0.04     - 0.07     0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 3.14     - 1.42    1.88       2.50       - 1.06


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        - 3.21     - 1.48    1.84       2.43       - 1.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0          0         0          - 0.02     0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          - 2.30    0          0          0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     0          - 2.30    0          - 0.02     0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 8.72     $ 11.93   $ 15.71    $ 13.87    $ 11.46


==============================================================================================================================
==============================================================================================================================

Total return 5                                                          - 26.91 %  - 6.68 %  13.27 %    21.21 %    - 8.32 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 14,095   $ 17,505  $ 20,266   $ 15,888   $ 11,064
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                              0.97 %     0.90 %    0.77 %     1.33 %     0.97 %7
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                            - 0.69 %   - 0.48 %  0.24 %     - 0.67 %   0.44 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 94 %       99 %      144 %      143 %      62 %
==============================================================================================================================

1. Net investment loss per share is based on average shares outstanding during the period.

2. Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to Evergreen VA Growth Fund, its accounting and performance history has been carried forward.

3. For the period from March 3, 1998 (commencement of class operations), to December 31, 1998.

4. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

5. Total return does not reflect charges attributable to your insurance company's separate account.

6. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7.   Annualized

VA High Income Fund

==============================================================================================================================
                                                                                               Year Ended December 31,

                                                                                               2002     2001   2000 1 1999 2
==============================================================================================================================
==============================================================================================================================

CLASS 1 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                           $ 9.52   $      $      $
                                                                                                        9.37   10.15  10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                          0.27     0.81   0.91   0.29
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related         0.41     0.15   -      0.16
transactions                                                                                                   0.78


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                               0.68     0.96   0.13   0.45


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net investment income                                       - 0.27   -      -      - 0.30
                                                                                                        0.81   0.91


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                 $ 9.93   $      $      $
                                                                                                        9.52   9.37   10.15


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                                 7.15 %   10.27  1.31 % 4.46 %
                                                                                                        %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                          $        $      $      $
                                                                                               26,222   5,310  4,913  5,257
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                     1.00 %   1.01 % 1.01 % 1.02 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                          7.93 %   8.49 % 8.97 % 5.88 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                        87 %     131 %  174 %  19 %
==============================================================================================================================

1. Effective February 1, 2000, shareholders of Mentor VIP High Income Portfolio became owners of that number of full and fractional shares of Evergreen VA High Income Fund. As Mentor VIP High Income Portfolio contributed the majority of assets and shareholders to Evergreen VA High Income Fund, its accounting and performance history has been carried forward.

2. For the period from June 30, 1999 (commencement of operations), to December 31, 1999.

3. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.   Annualized

VA International Growth Fund

==============================================================================================================================
                                                                                             Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2002   2001   2000  1999  1998
                                                                                                           1     1     1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 1 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $      $      $     $     $
                                                                                             9.36   11.52  12.72 9.39  10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.13   0.05   0.10  0.09  0.03
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign     -      -      -     3.48  -
currency related transactions                                                                1.11   2.14   0.74        0.64


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             -      -      -     3.57  -
                                                                                             0.98   2.09   0.64        0.61


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        -      -      -     -     0
                                                                                             0.14   0.07   0.06  0.14
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           0      0      -     -     0
                                                                                                           0.50  0.10


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          -      -      -     -     0
                                                                                             0.14   0.07   0.56  0.24


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $      $      $     $     $
                                                                                             8.24   9.36   11.52 12.72 9.39


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                               -      -      -     38.22 -
                                                                                             10.47  18.18  5.06  %     6.10 %
                                                                                             %      %      %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $      $      $     $     $
                                                                                             22,324 26,868 8,764 3,782 1,425
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                   1.00 % 1.01 % 1.02  1.03  1.02
                                                                                                           %     %     %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        1.32 % 0.82 % 1.14  0.87  1.05
                                                                                                           %     %     %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      76 %   187 %  127 % 144 % 0.59 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from August 17, 1998 (commencement of operations), to December 31, 1998.

3. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.   Annualized

VA Masters Fund

==============================================================================================================================
                                                                                             Year Ended December 31,

                                                                                             2002    2001     2000    1999
                                                                                                                      1, 2
==============================================================================================================================
==============================================================================================================================

Class 1 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $ 9.31  $ 11.09  $       $
                                                                                                              12.58   10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.01    0 4      0 4     0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related       - 2.49  - 1.76   - 0.34  2.74
transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             - 2.48  - 1.76   - 0.34  2.75


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0 4     0 4      0 4     - 0.01
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           0       - 0.02   - 1.15  - 0.16


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          0       - 0.02   - 1.15  - 0.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $ 6.83  $ 9.31   $       $
                                                                                                              11.09   12.58


==============================================================================================================================
==============================================================================================================================

Total return 5                                                                               -       - 15.84  - 3.06  27.58 %
                                                                                             26.61 % %        %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $       $        $       $
                                                                                             21,040  34,739   37,266  18,873
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                                                   1.00 %  1.00 %   1.01 %  1.00 %7
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.17 %  0.05 %   0.02 %  0.15 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      125 %   74 %     85 %    83 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from January 29, 1999 (commencement of class operations), to December 31, 1999.

3. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

4.   Amount represents less than $0.01 per share.

5. Total return does not reflect charges attributable to your insurance company's separate account.

6. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7. Annualized

VA Omega Fund

==============================================================================================================================
                                                                        Year Ended December 31,

                                                                        2002 1     2001        2000      1999 1     1998 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 14.46    $ 16.97     $ 19.98   $ 13.57    $ 11.10


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                            - 0.01     - 0.02      0.01      - 0.06     - 0.04
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 3.66     - 2.49      - 2.27    6.47       2.51


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        - 3.67     - 2.51      - 2.26    6.41       2.47


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0          0           - 0.01    0          0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0           - 0.74    0          0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     0          0           - 0.75    0          0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.79    $ 14.46     $ 16.97   $ 19.98    $ 13.57


==============================================================================================================================
==============================================================================================================================

Total return 3                                                          - 25.38 %  - 14.79 %   - 12.46 % 47.24 %    22.25 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 75,169   $ 108,873   $ 97,397  $ 24,176   $ 4,039
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                              0.70 %     0.72 %      0.68 %    0.96 %     1.02 %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                            - 0.06 %   - 0.16 %    0.07 %    - 0.35 %   - 0.33 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 184 %      181 %       177 %     120 %      49 %
==============================================================================================================================

1. Net investment loss per share is based on average shares outstanding during the period.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Small Cap Value Fund

==============================================================================================================================
                                                                        Year Ended December 31,

                                                                        2002 1     2001       2000       1999      1998 1, 2
==============================================================================================================================
==============================================================================================================================

Class 1 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 12.60    $ 11.70    $ 10.14    $ 9.58    $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.02       0.02       0.08       0.13      0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 1.58     1.98       1.99       1.02      - 0.45


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        - 1.56     2.00       2.07       1.15      - 0.30


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.02     - 0.02     - 0.10     - 0.13    - 0.11
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      - 0.37     - 1.08     - 0.41     - 0.46    - 0.01


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.39     - 1.10     - 0.51     - 0.59    - 0.12


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.65    $ 12.60    $ 11.70    $ 10.14   $ 9.58


==============================================================================================================================
==============================================================================================================================

Total return 4                                                          - 12.60 %  18.11 %    20.71 %    12.07 %   - 2.86 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 32,300   $ 22,515   $ 10,400   $ 4,958   $ 2,282
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                              1.00 %     1.00 %     1.02 %     1.01 %    1.02 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.18 %     0.29 %     1.01 %     1.69 %    2.49 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 61 %       81 %       82 %       65 %      16 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from May 1, 1998 (commencement of operations), to December 31, 1998.

3. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

VA Special Equity Fund

==============================================================================================================================
                                                                              Year Ended December 31,

                                                                              2002 1      2001        2000        1999 2
==============================================================================================================================
==============================================================================================================================

Class 1 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                          $ 9.75      $ 10.61     $ 11.84     $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                           - 0.05      - 0.01      - 0.01      0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                     - 2.60      - 0.85      - 0.91      1.88


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                              - 2.65      - 0.86      - 0.92      1.88


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net realized gains                         0           0           - 0.31      - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                $ 7.10      $ 9.75      $ 10.61     $ 11.84


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                - 27.18 %   - 8.11 %    - 8.34 %    18.87 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                         $ 28,530    $ 43,162    $ 20,905    $ 3,059
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                    1.03 %      1.03 %      1.04 %      1.03 %6
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                           - 0.57 %    - 0.21 %    - 0.17 %    - 0.07 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                       169 %       160 %       294 %       104 %
==============================================================================================================================

1. Net investment loss is based on average shares outstanding during the period.

2. For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.

3. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.   Annualized

VA Strategic Income Fund

==============================================================================================================================
                                                                                        Year Ended December 31,

                                                                                        2002 1 2001 1  2000    1999 1 1998 1
==============================================================================================================================
==============================================================================================================================

Class 1 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $      $ 9.01  $       $      $
                                                                                        9.03           10.56   10.39  10.20


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.59   0.62    0.85    0.73   0.64
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related  0.81   - 0.06  - 0.93  -      - 0.04
transactions                                                                                                   0.56


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        1.40   0.56    - 0.08  0.17   0.60


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   -      - 0.54  - 1.29  0      - 0.41
                                                                                        0.55
==============================================================================================================================
==============================================================================================================================

Tax return of capital                                                                   0      0       - 0.18  0      0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                     -      - 0.54  - 1.47  0      - 0.41
                                                                                        0.55


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $      $ 9.03  $ 9.01  $      $
                                                                                        9.88                   10.56  10.39


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                          15.52  6.21 %  - 0.69  1.64 % 5.91 %
                                                                                        %              %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $      $       $       $      $
                                                                                        37,693 23,486  17,950  18,076 11,182
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                              0.79 % 0.81 %  0.84 %  0.84 % 1.02 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   6.12 % 6.65 %  8.69 %  7.02 % 6.05 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 189 %  287 %   302 %   205 %  231 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Capital Growth Fund, VA Omega Fund and VA Special Equity Fund may each invest in foreign securities. The VA Blue Chip Fund and VA Omega Fund may invest up to 20% and 25%, respectively (however, each Fund's current intention is to invest no more than 10% and 15%, respectively) of their assets in foreign securities. The VA Capital Growth Fund may invest up to 15% of its assets in foreign securities. The VA Special Equity Fund may invest up to 10% of its assets in foreign securities.

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the SAI for more information.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Growth Fund, VA High Income Fund, VA Omega Fund and VA Capital Growth Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

VA Capital Growth Fund and VA Omega Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on each Fund's shares.

Although not a principal strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal strategy, Marsico's segment of VA Masters Fund may invest in non-convertible debt securities which offer the opportunity for capital growth.

Although not principal investment strategies, VA Global Leaders Fund and VA International Growth Fund may each invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or their foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds


Institutional Money Market Funds
Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Evergreen Offit California Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund
Mortgage Securities Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Evergreen Fund
Emerging Growth Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Special Equity Fund
Special Values Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Merger and Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Strategic Value Fund
Value Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Variable Annuity Funds
Evergreen Offit VA Emerging Markets Bond Fund
Evergreen Offit VA U.S. Government Securities Fund
VA Blue Chip Fund
VA Capital Growth Fund
VA Core Bond Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth Fund
VA Growth and Income Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund



Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888


Write us a letter
Evergreen Funds P.O. Box 8400 Boston, MA 02266-8400

For express, registered or certified mail
Evergreen Funds 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

The Funds' most recent Annual or Semi-annual Reports, which contain a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016. 537769 RV2 (5/03)

SEC File No.: 811-08716
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

             EVERGREEN VARIABLE ANNUITY PROSPECTUS (CLASS 2 SHARES)

                                                        Prospectus, May 1, 2003
Evergreen
Variable Annuity Funds


Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Core Bond Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA International Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special Equity Fund
Evergreen VA Strategic Income Fund

Class 2


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                  2
Evergreen VA Blue Chip Fund                             4
Evergreen VA Capital Growth Fund                        6
Evergreen VA Core Bond Fund                             8
Evergreen VA Equity Index Fund                          10
Evergreen VA Foundation Fund                            12
Evergreen VA Fund                                       14
Evergreen VA Global Leaders Fund                        16
Evergreen VA Growth and Income Fund                     18
Evergreen VA Growth Fund                                20
Evergreen VA High Income Fund                           22
Evergreen VA International Growth Fund                  24
Evergreen VA Masters Fund                               26
Evergreen VA Omega Fund                                 28
Evergreen VA Small Cap Value Fund                       30
Evergreen VA Special Equity Fund                        32
Evergreen VA Strategic Income Fund                      34

GENERAL INFORMATION:

The Funds' Investment Advisor                           36
The Funds' Sub-Advisors                                 36
The Funds' Portfolio Managers                           37
Calculating the Share Price                             38
How to Choose the Share Class That Best Suits You       38
Participating Insurance Companies                       38
How to Buy and Redeem Shares                            38
Other Services                                          38
The Tax Consequences of Investing in the Funds          38
Fees and Expenses of the Funds                          39
Financial Highlights                                    40
Other Fund Practices                                    56

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?


                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating insurance company. For more information about these Funds and the other Funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


VA Blue Chip Fund
FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth with the potential for income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in "blue chip" stocks. Blue chip stocks are the common stocks of well-established, large U.S. companies with a long history of performance and typically recognizable names representing a broad range of industries. The market capitalization of the stocks selected will be within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. As of its last reconstitution on July 31, 2002, the S&P 500 Index had a market capitalization range of approximately $296.3 million to $320.4 billion. The remaining 20% of the Fund's assets may be invested in other types of equity securities, various cash equivalents or represented by cash.

Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management and strategies, and a trend of stable or accelerating profits. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio managers believe are undervalued on a price-to-earnings and price-to-assets methodology.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 4/27/2000. It should give you a general idea of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993         1994       1995       1996        1997       1998       1999       2000        2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                                            - 16.61          - 22.08
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 9.76 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 16.84 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.29%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
              Inception Date of Class            1 year       5 year     10 year     Performance Since 4/27/2000
==============================================================================================================================
==============================================================================================================================

Class 2       7/31/2002                          - 22.08 %    N/A        N/A         - 18.24 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                          - 22.10 %    N/A        N/A         - 15.97 %
==============================================================================================================================

1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class
     2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.61 %                   0.25 %           0.61 %                 1.47 %
==============================================================================================================================

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.23%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 150
================================================================================
================================================================================

3 years                                                          $ 465
================================================================================
================================================================================

5 years                                                          $ 803
================================================================================
================================================================================

10 years                                                         $ 1,757
================================================================================


VA Capital Growth Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Pilgrim Baxter & Associates, Ltd.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The stocks selected will be those companies whose market capitalizations fall within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. As of its last reconstitution on July 31, 2002, the S&P 500 Index had a market capitalization range of approximately $296.3 million to $320.4 billion. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment goal. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class 2 shares of the Fund in each calendar year since 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993         1994       1995       1996       1997       1998       1999       2000         2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                    6.50       17.69        - 13.01          - 22.62
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1999                         + 10.24 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 20.45 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -7.82%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000(R) Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                          Inception Date of Class         1 year      5 year    10 year    Performance Since 3/3/1998
==============================================================================================================================
==============================================================================================================================

Class 2                   8/1/2001                        - 22.62 %   N/A       N/A        - 1.79 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                                        - 15.52 %   N/A       N/A        0.14 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                                   - 22.10 %   N/A       N/A        - 2.25 %
==============================================================================================================================

1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class
     2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.80 %                   0.25 %           0.22 %                 1.27 %
==============================================================================================================================

2. From time to time, certain of the Fund's fees and expenses may be reduced or waived in order to reduce expense ratios. These waivers or reimbursements may cease at any time. The Annual Fund Operating Expenses do not reflect 12b-1 fee waivers for Class 2. Including 12b-1 fee waivers, Total Fund Operating Expenses were 1.13%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 129
================================================================================
================================================================================

3 years                                                          $ 403
================================================================================
================================================================================

5 years                                                          $ 697
================================================================================
================================================================================

10 years                                                         $ 1,534
================================================================================


VA Core Bond Fund

FUND FACTS:

Goal:
Maximize Total Return

Principal Investments:
Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities U.S. Treasury and Agency Obligations

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund commenced operations on 7/31/2002, performance information is not available for a full calendar year. Financial information for the Fund from 7/31/2002 through 12/31/2002 is available under "Financial Highlights."

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 2       0.32 %                   0.25 %           0.33 %                  0.90 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                          Class 2
================================================================================
================================================================================

1 year                                                          $ 92
================================================================================
================================================================================

3 years                                                         $ 287
================================================================================

VA Equity Index Fund

FUND FACTS:

Goal:
Price and Yield Performance Similar to the S&P 500 Index

Principal Investment:
Equity Securities listed on the S&P 500 Index Class of Shares Offered in this

Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500 Index. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invest in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994       1995       1996       1997       1998       1999       2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                              - 9.11        - 11.97          - 22.49
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 10.58 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 17.48 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.20%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
              Inception Date of Class            1 year       5 year     10 year     Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================

Class 2       7/31/2002                          - 22.49 %    N/A        N/A         - 9.75 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                          - 22.10 %    N/A        N/A         - 9.74 %
==============================================================================================================================

1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class
     2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.32 %                   0.25 %           0.35 %                 0.92 %
==============================================================================================================================

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 0.55%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 94
================================================================================
================================================================================

3 years                                                          $ 293
================================================================================
================================================================================

5 years                                                          $ 509
================================================================================
================================================================================

10 years                                                         $ 1,131
================================================================================


VA Foundation Fund

FUND FACTS:

Goals:
Capital Growth Current Income

Principal Investments:
Common and Preferred Stocks and Convertible Securities of Large U.S. Companies U.S. Treasury and Agency Obligations Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the equity portion of the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion.

The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth.

The Fund normally invests primarily all of the fixed income portion in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."
PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994       1995       1996      1997         1998        1999         2000           2001          2002
==============================================================================================================================
==============================================================================================================================

                                            27.80        10.63       10.64        - 4.93         - 8.57        - 9.72
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1997                         + 13.26 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2001                         - 8.83 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -1.48%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell 1000). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities and asset-backed securities. The Russell 1000 is an index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                    Inception Date of Class          1 year       5 year     10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================

Class 2             7/31/2002                        - 9.72 %     - 0.80 %   N/A         5.21 %
==============================================================================================================================
==============================================================================================================================

LBABI                                                10.25 %      7.55 %     N/A         7.63 %
==============================================================================================================================
==============================================================================================================================

Russell 1000                                         - 21.65 %    - 0.58 %   N/A         6.23 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                              - 22.10 %    - 0.59 %   N/A         6.38 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 2       0.75 %                   0.25 %           0.16 %                  1.16 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 118
================================================================================
================================================================================

3 years                                                          $ 368
================================================================================
================================================================================

5 years                                                          $ 638
================================================================================
================================================================================

10 years                                                         $ 1,409
================================================================================


VA Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994      1995      1996       1997        1998      1999        2000             2001            2002
==============================================================================================================================
==============================================================================================================================

                                           37.16       6.44      23.03       - 11.99          - 17.85         - 22.30
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1998                         + 18.02 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 1998                         - 17.20 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.10%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 and the Russell 1000(R)Index (Russell 1000). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000(R)Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R)Index. The Russell 3000(R)Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                    Inception Date of Class          1 year       5 year     10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================

Class 2             7/31/2002                        - 22.30 %    - 5.95 %   N/A         2.18 %
==============================================================================================================================
==============================================================================================================================

Russell 1000                                         - 21.65 %    - 0.58 %   N/A         6.23 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                              - 22.10 %    - 0.59 %   N/A         6.38 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 2       0.75 %                   0.25 %           0.23 %                  1.23 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 125
================================================================================
================================================================================

3 years                                                          $ 390
================================================================================
================================================================================

5 years                                                          $ 676
================================================================================
================================================================================

10 years                                                         $ 1,489
================================================================================


VA Global Leaders Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Equity Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies. The portfolio managers' criteria for selecting securities includes high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate their criteria for choosing these companies on an ongoing basis.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994      1995       1996      1997       1998        1999         2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                                      18.92       24.72        - 8.70        - 13.42          - 20.38
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1998                         + 21.86 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 17.59 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -6.83%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Free Index (MSCI World Free), an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                       Inception Date of Class         1 year       5 year     10 year    Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================

Class 2                7/31/2002                       - 20.38 %    - 1.37 %   N/A        0.27 %
==============================================================================================================================
==============================================================================================================================

MSCI World Free                                        - 19.89 %    - 2.12 %   N/A        0.25 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.87 %                   0.25 %           0.31 %                 1.43 %
==============================================================================================================================

     2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 146
================================================================================
================================================================================

3 years                                                          $ 452
================================================================================
================================================================================

5 years                                                          $ 782
================================================================================
================================================================================

10 years                                                         $ 1,713
================================================================================


VA Growth and Income Fund

FUND FACTS:

Goals:
Capital Growth Current Income

Principal Investment:
Medium-Cap and Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality up to 20% of its assets. The Fund may also invest up to 20% of its assets in foreign securities.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994      1995       1996      1997         1998      1999         2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                           34.66        4.77      18.57        - 0.30        - 12.16          - 15.44
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1997                         + 17.25 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 18.56 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -4.01%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value), an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings and growth rates. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                          Inception Date of Class        1 year      5 year     10 year    Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================

Class 2                   7/31/2002                      - 15.44 %   - 1.66 %   N/A        5.84 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                                       - 15.52 %   1.16 %     N/A        7.86 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 2       0.75 %                   0.25 %           0.18 %                  1.18 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 120
================================================================================
================================================================================

3 years                                                          $ 375
================================================================================
================================================================================

5 years                                                          $ 649
================================================================================
================================================================================

10 years                                                         $ 1,432
================================================================================


VA Growth Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Small- and Mid-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small- and medium-sized companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 2000(R) Growth Index, at the time of purchase). The remaining portion of the Fund's assets may be invested in companies of any size. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Growth Index. As of its last reconstitution on March 31, 2003, the Russell 2000(R) Growth Index had a market capitalization range of approximately $5.3 million to $2.2 billion. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000(R) Growth Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 of the Fund in each calendar year since 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993         1994       1995       1996       1997       1998       1999         2000         2001           2002
==============================================================================================================================
==============================================================================================================================

                                                                    21.21        13.27        - 6.68         - 26.99
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 30.97 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 22.04 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -3.44%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with high price-to-book ratios and high forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                            Inception Date of Class        1 year      5 year   10 year    Performance Since 3/3/1998
==============================================================================================================================
==============================================================================================================================

Class 2                     7/31/2002                      - 26.99 %   N/A      N/A        - 3.13 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Growth                                        - 30.26 %   N/A      N/A        - 3.06 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.70 %                   0.25 %           0.45 %                 1.40 %
==============================================================================================================================

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.22%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 143
================================================================================
================================================================================

3 years                                                          $ 443
================================================================================
================================================================================

5 years                                                          $ 766
================================================================================
================================================================================

10 years                                                         $ 1,680
================================================================================


VA High Income Fund

FUND FACTS:

Goals:
High Current Income Capital Growth

Principal Investment:
Low- and High-Rated Fixed Income Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in both low-rated and high-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on their assessment of relative yields and risks of securities of different maturities and their expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio managers believe that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993          1994        1995        1996        1997         1998        1999        2000        2001           2002
==============================================================================================================================
==============================================================================================================================

                                                                                       1.31        10.27          6.90
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 7.07 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 2.62 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +3.94%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI), which provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
              Inception Date of Class            1 year      5 year     10 year     Performance Since 6/30/1999
==============================================================================================================================
==============================================================================================================================

Class 2       7/31/2002                          6.90 %      N/A        N/A         6.51 %
==============================================================================================================================
==============================================================================================================================

MLHYMI                                           - 1.14 %    N/A        N/A         0.23 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.70 %                   0.25 %           0.60 %                 1.55 %
==============================================================================================================================

     2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 158
================================================================================
================================================================================

3 years                                                          $ 490
================================================================================
================================================================================

5 years                                                          $ 845
================================================================================
================================================================================

10 years                                                         $ 1,845
================================================================================


VA International Growth Fund

FUND FACTS:

Goals:

Long-term Capital Growth Modest Income

Principal Investment:
Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth and secondarily, modest income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994       1995       1996      1997       1998       1999        2000           2001            2002
==============================================================================================================================
==============================================================================================================================

                                                                  38.22       - 5.06         - 18.18         - 10.52
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 26.01 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 15.56 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -6.72%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE), an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                      Inception Date of Class         1 year       5 year    10 year    Performance Since 8/17/1998
==============================================================================================================================
==============================================================================================================================

Class 2               7/31/2002                       - 10.52 %    N/A       N/A        - 2.33 %
==============================================================================================================================
==============================================================================================================================

MSCI EAFE Free                                        - 15.94 %    N/A       N/A        - 3.92 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.66 %                   0.25 %           0.73 %                 1.64 %
==============================================================================================================================

     2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 167
================================================================================
================================================================================

3 years                                                          $ 517
================================================================================
================================================================================

5 years                                                          $ 892
================================================================================
================================================================================

10 years                                                         $ 1,944
================================================================================


VA Masters Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. and Foreign Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Teams

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund's investment program is based on the Manager of Managers strategy of Evergreen Investment Management Company, LLC (EIMC) which allocates the Fund's portfolio assets on an approximately equal basis among itself and three sub-advisors - each of which employs a different investment style. EIMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies (i.e., companies whose market capitalizations fall within the range tracked by the S&P MidCap 400 Index, at the time of purchase). In addition, EIMC's segment of the portfolio will seek to maintain a weighted average market capitalization that falls within the range of the S&P MidCap 400 Index. As of its last reconstitution on March 31, 2003, the S&P MidCap 400 Index had a market capitalization range of approximately $162.4 million to $8.3 billion. The Fund's current sub-advisors are MFS Institutional Advisors, Inc.
(MFS), OppenheimerFunds, Inc. (Oppenheimer) and Marsico Capital Management, LLC (Marsico).

MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap(R) Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $9 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Marsico's segment of the portfolio will primarily be invested in the common stocks of large U.S. and foreign companies with market capitalizations that fall within the range tracked by the S&P 500 Index at the time of the purchase. Marsico's portion of the portfolio will normally hold a core position of between 35 and 50 common stocks. Marsico's investment approach takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. Marsico's portfolio selection generally emphasizes investments in well-known, high-quality companies with specific market expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, improving returns on equity, strong and ethical management, apparent commitment to shareholder interests, and reasonable valuation in light of projected growth rates. Marsico will use a growth-oriented investment strategy.

The "growth" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes have anticipated earnings ranging from steady to accelerated growth. The "value" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes are undervalued. One or a blend of both of these investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 1/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994       1995       1996       1997       1998       1999       2000          2001             2002
==============================================================================================================================
==============================================================================================================================

                                                                              - 2.98        - 15.84          - 26.71
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 15.94 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2001                         - 22.34 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -2.43%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the S&P 400 Mid-Cap Index (S&P 400). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The S&P 400 is an unmanaged, market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
              Inception Date of Class            1 year       5 year     10 year     Performance Since 1/29/1999
==============================================================================================================================
==============================================================================================================================

Class 2       7/31/2002                          - 26.71 %    N/A        N/A         - 6.65 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                          - 22.10 %    N/A        N/A         - 7.89 %
==============================================================================================================================
==============================================================================================================================

S&P 400                                          - 14.51 %    N/A        N/A         4.58 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.87 %                   0.25 %           0.31 %                 1.43 %
==============================================================================================================================

     2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 146
================================================================================
================================================================================

3 years                                                          $ 452
================================================================================
================================================================================

5 years                                                          $ 782
================================================================================
================================================================================

10 years                                                         $ 1,713
================================================================================


VA Omega Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations

Class of Shares Offered in this
Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The portfolio managers' active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio managers' investment decisions. RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993        1994      1995      1996       1997      1998        1999        2000             2001            2002
==============================================================================================================================
==============================================================================================================================

                                                     22.25       47.24       - 12.46          - 14.79         - 25.45
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 29.99 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2000                         - 25.00 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -0.19%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth), an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                           Inception Date of Class        1 year      5 year     10 year   Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================

Class 2                    7/31/2002                      - 25.45 %   0.02 %     N/A       1.82 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Growth                                       - 27.88 %   - 3.84 %   N/A       0.16 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 2       0.52 %                   0.25 %           0.18 %                  0.95 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 97
================================================================================
================================================================================

3 years                                                          $ 303
================================================================================
================================================================================

5 years                                                          $ 525
================================================================================
================================================================================

10 years                                                         $ 1,166
================================================================================


VA Small Cap Value Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on July 31, 2002, the Russell 2000(R) Index had a market capitalization range of approximately $10.5 million to $1.9 billion. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993         1994       1995       1996        1997       1998       1999         2000          2001         2002
==============================================================================================================================
==============================================================================================================================

                                                                     12.07        20.71         18.11        - 12.63
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2001                         + 22.32 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 21.71 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -9.48%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value), an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                          Inception Date of Class         1 year      5 year    10 year    Performance Since 5/1/1998
==============================================================================================================================
==============================================================================================================================

Class 2                   7/31/2002                       - 12.63 %   N/A       N/A        6.74 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Value                                        - 11.43 %   N/A       N/A        1.05 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.87 %                   0.25 %           0.26 %                 1.38 %
==============================================================================================================================

     2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 141
================================================================================
================================================================================

3 years                                                          $ 437
================================================================================
================================================================================

5 years                                                          $ 755
================================================================================
================================================================================

10 years                                                         $ 1,657
================================================================================


VA Special Equity Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Common Stocks of Small Companies

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on July 31, 2002, the Russell 2000(R) Index had a market capitalization range of approximately $10.5 million to $1.9 billion. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993         1994       1995       1996       1997       1998       1999       2000           2001           2002
==============================================================================================================================
==============================================================================================================================

                                                                               - 8.41         - 8.11         - 27.38
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 2000                         + 14.29 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 21.08 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is -0.99%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with high price-to-book ratios and high forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                           Inception Date of Class        1 year      5 year   10 year    Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================

Class 2                    7/31/2002                      - 27.38 %   N/A      N/A        - 9.35 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Growth                                       - 30.26 %   N/A      N/A        - 12.21 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 2       0.92 %                   0.25 %           0.26 %                 1.43 %
==============================================================================================================================

     2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.28%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 146
================================================================================
================================================================================

3 years                                                          $ 452
================================================================================
================================================================================

5 years                                                          $ 782
================================================================================
================================================================================

10 years                                                         $ 1,713
================================================================================


VA Strategic Income Fund

FUND FACTS:

Goals:
High Current Income Capital Growth

Principal Investments:
Domestic High Yield, High Risk Bonds Foreign Debt Securities U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. The Fund may invest in securities from countries considered to be emerging markets. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1993         1994        1995        1996        1997        1998        1999       2000            2001        2002
==============================================================================================================================
==============================================================================================================================

                                                             5.91        1.64       - 0.69          6.21        15.46
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2002                         + 5.79 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2000                         - 1.78 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return through 3/31/2003 is +4.06%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI), an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================

Class 2       7/31/2002                           15.46 %    5.56 %     N/A          5.69 %
==============================================================================================================================
==============================================================================================================================

LBABI                                             10.25 %    7.55 %     N/A          8.03 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses          Total Fund Operating Expenses
==============================================================================================================================
==============================================================================================================================

Class 2       0.50 %                   0.25 %           0.29 %                  1.04 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class 2
================================================================================
================================================================================

1 year                                                           $ 106
================================================================================
================================================================================

3 years                                                          $ 331
================================================================================
================================================================================

5 years                                                          $ 574
================================================================================
================================================================================

10 years                                                         $ 1,271
================================================================================


THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2002, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

================================================================================

Fund                                    % of the Fund's average daily net assets
================================================================================
================================================================================

VA Blue Chip Fund                                    0.37 %
================================================================================
================================================================================

VA Capital Growth Fund                               0.80 %
================================================================================
================================================================================

VA Core Bond Fund                                    0.32 %
================================================================================
================================================================================

VA Equity Index Fund                                 0.00 %
================================================================================
================================================================================

VA Foundation Fund                                   0.75 %
================================================================================
================================================================================

VA Fund                                              0.75 %
================================================================================
================================================================================

VA Global Leaders Fund                               0.69 %
================================================================================
================================================================================

VA Growth and Income Fund                            0.75 %
================================================================================
================================================================================

VA Growth Fund                                       0.52 %
================================================================================
================================================================================

VA High Income Fund                                  0.40 %
================================================================================
================================================================================

VA International Growth Fund                         0.27 %
================================================================================
================================================================================

VA Masters Fund                                      0.69 %
================================================================================
================================================================================

VA Omega Fund                                        0.52 %
================================================================================
================================================================================

VA Small Cap Value Fund                              0.74 %
================================================================================
================================================================================

VA Special Equity Fund                               0.77 %
================================================================================
================================================================================

VA Strategic Income Fund                             0.50 %
================================================================================

THE FUNDS' SUB-ADVISORS

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to VA Core Bond Fund and the fixed income portion of the VA Foundation Fund. There is no additional charge to the Funds for the services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $7.5 billion in assets for 10 of the Evergreen funds as of 12/31/2002. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter) is the sub-advisor to the VA Capital Growth Fund. Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania, 19087.

For the fiscal year ended 12/31/2002, the fee paid to Pilgrim Baxter by EIMC as a percentage of VA Capital Growth Fund's average daily net assets was 0.20%.

MFS Institutional Advisors, Inc. (MFS)
OppenheimerFunds Inc. (Oppenheimer), and
Marsico Capital Management, LLC (Marsico) are each sub-advisors to a portion of VA Masters Fund.

Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. EIMC also manages a segment of VA Masters Fund's portfolio. The Fund pays no direct fees to any of the sub-advisors. Additional information about each sub-advisor is as follows:

MFS, 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of 12/31/2002, MFS managed more than $113 billion on behalf of more than 6.3 million investor accounts.

Oppenheimer, 498 7th Avenue, New York, New York 10018, has operated as an investment advisor since 1960. As of 12/31/2002, Oppenheimer and its controlled affiliates managed more than $120 billion in assets, including other Oppenheimer funds having more than 7 million shareholder accounts.

Marsico, 1200 17th Street, Suite 1300, Denver, Colorado 80202, is a registered investment advisor formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of 12/31/2002, Marsico managed approximately $14.8 billion in assets, approximately $10.2 billion of which were investment company assets for some 18 client organizations.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.

For the fiscal year ended 12/31/2002, the aggregate fees paid to the sub-advisors by EIMC, as a percentage of VA Masters Fund's average net assets, was 0.50%.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund
VA Omega Fund
Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

VA Capital Growth Fund
The Fund is managed by a team of portfolio management professionals from Pilgrim Baxter, with team members responsible for various sectors.

VA Core Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

VA Equity Index Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

VA Foundation Fund
The equity portion of the Fund is co-managed by two of EIMC's teams of portfolio management professionals - Value Equity team and the Large Cap Core Growth team, with team members responsible for various sectors.

The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

VA Fund
The Fund is managed by two of EIMC's teams of portfolio management professionals -- Large Cap Core Growth team and Value Equity team --with team members responsible for various sectors.

VA Global Leaders Fund
The Fund is co-managed by two of EIMC's teams of portfolio management professionals--the Large Cap Core Growth team and the International Equity team, with team members responsible for various sectors.

VA Growth and Income Fund
VA Small Cap Value Fund
Each Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

VA Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.

VA High Income Fund
VA Strategic Income Fund
Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

VA International Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's International Equity team, with team members responsible for various sectors.

VA Masters Fund

The Fund is managed utilizing a team of investment professionals. These include:
o        Evergreen Large Cap Core Growth Team
o        MFS Team
o        Oppenheimer Team
o        Marsico Team

Manager Oversight --EIMC has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the Masters Fund. EIMC has ultimate responsibility for the investment performance of the Fund.

EIMC continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but EIMC will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.
VA Special Equity Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Special Equity team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

The Funds offer two classes of shares. Only Class 2 shares are offered in this prospectus. The Fund offers Class 2 shares at NAV with no front-end or deferred sales charge. Class 2 shares are subject to 12b-1 fees. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.


OTHER SERVICES
Automatic Reinvestment of Distributions

All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.


THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS
Fund Distributions

Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

     o Dividends. The Funds pay an annual dividend from the dividends, interest and other income on the securities in which they invest.

     o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class 2 shares. Up to 0.25% of the average daily net assets of Class 2 shares may be payable as 12b-1 fees; however, all or a portion of the 12b-1 fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of a Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class 2 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI.

VA Blue Chip Fund

==============================================================================================================================

                                                                                           Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                           December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 6.03


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                  - 0.23


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           - 0.23


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net investment income                                   - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 5.78


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                             - 3.86 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 362
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                 1.35 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      0.16 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    143 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.   Annualized

VA Capital Growth Fund

==============================================================================================================================
                                                                                          Year Ended December 31,

                                                                                          2002              2001 1
==============================================================================================================================
==============================================================================================================================

CLASS 2 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $ 14.03           $ 15.08


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0.12              0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                 - 3.28            - 1.05


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          - 3.16            - 1.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     - 0.02            0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        - 0.05            0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                       - 0.07            0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $ 10.80           $ 14.03


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                            - 22.62 %         - 6.96 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $ 10,146          $ 2,679
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                1.14 %            1.19 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     1.50 %            0.14 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   401 %             150 %
==============================================================================================================================

1. For the period August 1, 2001 (commencement of class operations), to December 31, 2001.

2. Effective at the close of business on July 12, 2002, Class L shares of the fund were renamed Class 2 shares.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

VA Core Bond Fund

==============================================================================================================================
                                                                                           Year Ended

                                                                                           December 31, 2002 1
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains on securities                                            0.29


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           0.44


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      - 0.14
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                         - 0.07


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                        - 0.21


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 10.23


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                             4.38 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 20,499
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                 0.90 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      3.47 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    178 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

VA Equity Index Fund

==============================================================================================================================
                                                                                                      Year Ended

                                                                                                      December 31, 2002 1
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                  $ 7.17


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and futures contracts                       - 0.24


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                      - 0.22


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 - 0.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                        $ 6.85


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                                        - 3.03 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                 $ 667
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                            0.57 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 1.39 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                               9 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.   Annualized

VA Foundation Fund

==============================================================================================================================
                                                                                       Year Ended

                                                                                       December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                   $ 11.72


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                  0.10
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities                                       - 0.04


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                       0.06


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                  - 0.28


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                         $ 11.50


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                         0.51 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                  $ 182
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                             1.16 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                  2.00 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                165 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized


VA Fund

==============================================================================================================================
                                                                                           Year Ended

                                                                                           December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 9.74


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                  - 0.26


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           - 0.24


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 9.50


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                             - 2.46 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 3
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                 1.26 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                      0.53 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    117 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

VA Global Leaders Fund

==============================================================================================================================
                                                                                                          Year Ended

                                                                                                          December 31, 2002
                                                                                                          1, 2
==============================================================================================================================
==============================================================================================================================

Class 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                      $ 10.68


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                                       0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency         - 0.80
related transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                          - 0.80


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                     - 0.07


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                            $ 9.81


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                            - 7.48 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                     $ 392
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                                1.28 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                                       - 0.08 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                                   112 %
==============================================================================================================================

1. Net investment loss is based on average shares outstanding during the period.

2. For the period from July 31, 2002 (commencement class of operations), to December 31, 2002.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

VA Growth and Income Fund

==============================================================================================================================
                                                                                         Year Ended December 31,

                                                                                         2002 1, 2
==============================================================================================================================
==============================================================================================================================

Class 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $ 12.29


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.08
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                - 0.37


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         - 0.29


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    - 0.14


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                           $ 11.86


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                           - 2.39 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                    $ 67
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                               1.21 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    1.65 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  76 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

VA Growth Fund

==============================================================================================================================
                                                                                           Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                           December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 8.79


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                        - 0.03
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                  - 0.05


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           - 0.08


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 8.71


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                             - 0.91 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 264
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                 1.20 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                        - 0.87 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    94 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Net investment loss per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

VA High Income Fund

==============================================================================================================================
                                                                                                         Year Ended

                                                                                                         December 31, 2002 1
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                     $ 9.77


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                    0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions      0.26


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                         0.41


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net investment income                                                 - 0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                           $ 9.91


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                                           4.16 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                    $ 965
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                               1.27 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                    7.63 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                                  87 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

VA International Growth Fund

==============================================================================================================================
                                                                                                            Year Ended

                                                                                                            December 31,
                                                                                                            2002 1
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                        $ 8.95


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                       0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related   - 0.60
transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                            - 0.58


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                       - 0.13


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                              $ 8.24


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                                              - 6.42 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                       $ 477
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                                  1.18 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                       0.42 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                                     76 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.   Annualized

VA Masters Fund

==============================================================================================================================
                                                                                                       Year Ended

                                                                                                       December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                   $ 7.12


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                  0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions    - 0.31


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                       - 0.30


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                         $ 6.82


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                         - 4.21 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                  $ 184
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                             1.28 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                  0.20 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                                125 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Net income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.   Annualized

VA Omega Fund

==============================================================================================================================
                                                                                       Year Ended

                                                                                       December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

Class 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                   $ 11.13


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                    - 0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities                                       - 0.34


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                       - 0.35


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                         $ 10.78


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                         - 3.14 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                  $ 822
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                             0.96 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                    - 0.27 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                184 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of operations), to December 31, 2002.

2. Net investment loss per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.   Annualized

VA Small Cap Value Fund

==============================================================================================================================
                                                                                       Year Ended

                                                                                       December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

Class 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                   $ 11.39


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                  0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities                                       - 0.49


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                       - 0.47


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                  - 0.01
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                     - 0.26


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                    - 0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                         $ 10.65


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                         - 4.11 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                  $ 1,055
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                             1.28 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                  0.46 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                61 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized


VA Special Equity Fund

==============================================================================================================================
                                                                                           Year Ended

                                                                                           December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

Class 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                       $ 7.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                        - 0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                  - 0.16


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                           - 0.18


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                             $ 7.08


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                             - 2.48 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                      $ 28
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                 1.37 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                        - 0.56 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    169 %
==============================================================================================================================

1. Net investment loss is based on average shares outstanding during the period.

2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.   Annualized


VA Strategic Income Fund

==============================================================================================================================
                                                                                                       Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                                       December 31, 2002 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                   $ 9.57


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                  0.26
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions    0.59


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                       0.85


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                  - 0.54


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                         $ 9.88


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                         8.88 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                  $ 339
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                             1.05 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                  6.12 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                                189 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

OTHER FUND PRACTICES

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Capital Growth Fund, VA Omega Fund and VA Special Equity Fund may each invest in foreign securities. The VA Blue Chip Fund and VA Omega Fund may invest up to 20% and 25%, respectively (however, each Fund's current intention is to invest no more than 10% and 15%, respectively) of their assets in foreign securities. The VA Capital Growth Fund may invest up to 15% of its assets in foreign securities. The VA Special Equity Fund may invest up to 10% of its assets in foreign securities.

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the SAI for more information.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Growth Fund, VA High Income Fund, VA Omega Fund and VA Capital Growth Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

VA Capital Growth Fund and VA Omega Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on each Fund's shares.

Although not a principal strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal strategy, Marsico's segment of VA Masters Fund may invest in non-convertible debt securities which offer the opportunity for capital growth.

Although not principal investment strategies, VA Global Leaders Fund and VA International Growth Fund may each invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or their foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds


Institutional Money Market Funds
Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Evergreen Offit California Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Evergreen Fund
Emerging Growth Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Special Equity Fund
Special Values Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger and Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Strategic Value Fund
Value Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Variable Annuity Funds
Evergreen Offit VA Emerging Markets Bond Fund
Evergreen Offit VA U.S. Government Securities Fund
VA Blue Chip Fund
VA Capital Growth Fund
VA Core Bond Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth Fund
VA Growth and Income Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund



Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888


Write us a letter
Evergreen Funds P.O. Box 8400 Boston, MA 02266-8400

For express, registered or certified mail
Evergreen Funds 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

The Funds' most recent Annual or Semi-annual Reports, which contain a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016. 561428 RV1(5/03)

SEC File No.: 811-08716
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                      EVERGREEN VARIABLE ANNUITY PROSPECTUS
                 (EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND
              (EVERGREEN OFFIT VA U.S. GOVERNMENT SECURITIES FUND)

                                                      Prospectus, May 1, 2003
Evergreen
Variable Annuity Funds

Evergreen Offit VA Emerging Markets Bond Fund
Evergreen Offit VA U.S. Government Securities Fund


Class 1


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                  2
Evergreen Offit VA Emerging Markets Bond Fund           4
Evergreen Offit VA U.S. Government Securities Fund      6

GENERAL INFORMATION:

The Funds' Investment Advisor                           8
The Funds' Portfolio Managers                           8
Calculating the Share Price                             8
Participating Insurance Companies                       8
How to Buy and Redeem Shares                            8
Other Services                                          9
The Tax Consequences of Investing in the Funds          9
Fees and Expenses of the Funds                          9
Financial Highlights                                    11
Other Fund Practices                                    13

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a competitive total return and current income. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?


                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating insurance company. For more information about these Funds and the other Funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Fund offered in this prospectus follows various investment strategies and focuses its investments on a variety of securities. The Fund typically relies on the following basic strategies; selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Funds' investment objectives; v) when the Funds must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Non-Diversification Risk
An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

Mortgage-Backed and Asset-Backed Securities Risk
Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose a Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

Emerging Market Risk
An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Offit VA Emerging Markets Bond Fund

FUND FACTS:

Goal:
Total Return

Principal Investment:
Debt Obligations of Emerging Markets Issuers

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to provide investors with a competitive total return by focusing on current yield and opportunities for capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in corporate and sovereign debt securities of emerging market countries. The Fund may invest in debt securities denominated in any currency, including U.S. dollars, and of any ratings and may purchase unrated securities. An emerging market country is a country that is considered to be an emerging or developing country by the World Bank or the International Finance Corporation, or is determined by the portfolio managers to have per capita gross domestic product below $7,500 (in 1994 dollars). The Fund attempts to benefit from investment opportunities derived from long-term improvement in economic and political conditions, and other positive developments and trends in emerging market countries and is intended for long-term investors. Although the Fund will generally be invested in the issues of at least three different countries, it may invest up to 25% of its assets in the debt obligations of any one country. The Fund may invest in debt securities of any maturity and duration, and the interest rates on such securities may be fixed or floating. In addition, the Fund may invest up to 20% of its assets in equity securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Emerging Market Risk
o        Stock Market Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 8/28/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%) 1

==============================================================================================================================

1993         1994       1995       1996        1997       1998             1999         2000       2001        2002

==============================================================================================================================
==============================================================================================================================

                                               8.07       - 16.33          25.05        8.75       3.19        - 4.32
==============================================================================================================================

==============================================================================================================================
Best Quarter:                              4th Quarter 1998                         + 16.68 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                             3rd Quarter 1998                         - 29.36 %1
==============================================================================================================================
==============================================================================================================================
Year-to-date total return through 3/31/2003 is +5.39%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with an index. At the bottom of the table you can compare the Fund's performance with the Lipper Analytical Emerging Market Debt Index (LAEMDI)and J.P. Morgan Emerging Markets Bond Index (JPMEMBI). The LAEMDI is an equal-weighted index consisting of the ten largest funds classified in the Lipper Emerging Market Debt Classification. The JPMEMBI is an index which tracks debt instruments issued in emerging markets. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

              Inception Date of Class            1 year      5 year     10 year     Performance Since 8/28/1996
==============================================================================================================================
==============================================================================================================================
Class 1       8/28/1996                          - 4.32%    2.35%     N/A         3.99%
==============================================================================================================================
==============================================================================================================================
LAEMDI                                           11.24%     5.19%     N/A         8.97%
==============================================================================================================================
==============================================================================================================================
JPMEMBI                                          13.12%     7.57%     N/A         9.96%
==============================================================================================================================

1. Historical information shown for Class 1 prior to 11/11/2002 is based on the performance of the Fund's predecessor fund, OFFIT VIF-Emerging Markets Bond Fund.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies. You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================================================================

              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================
Class 1       0.90%                   0.00%           0.65%                 1.55%
==============================================================================================================================

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.31%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $158
================================================================================
================================================================================
3 years                                                          $490
================================================================================
================================================================================
5 years                                                          $845
================================================================================
================================================================================
10 years                                                         $1,845
================================================================================


Offit VA U.S. Government Securities Fund

FUND FACTS:

Goal:
Current Income

Principal Investment:
U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, such as U.S. Treasury obligations, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies, including but not limited to the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae). The Fund also may invest up to 20% of its assets in other fixed income securities rated AAA by Standard & Poor's Ratings Services or Fitch IBCA, or Aaa by Moody's Investors Services, Inc., or deemed by the portfolio managers to be of comparable quality, including foreign governmental debt obligations, non-U.S. dollar denominated debt obligations of the U.S. government; and corporate debt obligations such as asset-backed securities.

The Fund is not limited with regard to the maturities of the securities in which it may invest. Investment decisions are based on a continual evaluation of the supply and demand for capital, the current and future shape of the yield curve, underlying trends in the direction of interest rates and relative value among market sectors.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk
o        Non-Diversification Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 4/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%) 1
==============================================================================================================================

1993          1994        1995        1996        1997         1998        1999        2000          2001         2002
==============================================================================================================================
==============================================================================================================================
                                                                                       12.02         6.52         9.96
==============================================================================================================================

==============================================================================================================================
Best Quarter:                              3rd Quarter 2002                         + 5.38 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                             4th Quarter 2001                         - 1.00 %1
==============================================================================================================================
==============================================================================================================================
Year-to-date total return through 3/31/2003 is +0.18%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with an index. At the bottom of the table you can compare the Fund's performance with the Merrill Lynch 5 Year U.S. Treasury Index (ML5YTI), the Lehman Brothers Intermediate Treasury Bond Index (LBITBI) and the Merrill Lynch 1-10 Year U.S. Treasury/Agency Index (ML1-10TAI). The ML5YTI is an unmanaged market index that provides a broad-based performance measure of the U.S. Treasury market consisting of securities with five-year maturities. The LBITBI is an unmanaged market index that provides a broad-based performance measure of the U.S. Treasury market consisting of securities with one year up to (but not including) ten years to maturity. The ML1-10TAI is an unmanaged market index that provides a broad-based performance measure of the U.S. Treasury and U.S. Government Agency securities with one to ten years remaining to maturity. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                 Inception Date of Class            1 year     5 year     10 year     Performance Since 4/1/1999
==============================================================================================================================
==============================================================================================================================
Class 1          4/1/1999                           9.96 %     N/A        N/A         7.34 %
==============================================================================================================================
==============================================================================================================================
ML5YTI                                              12.34 %    N/A        N/A         8.00 %
==============================================================================================================================
==============================================================================================================================
LBITBI                                              9.29 %     N/A        N/A         7.54 %
==============================================================================================================================
==============================================================================================================================
ML1-10TAI                                           9.40 %     N/A        N/A         7.67 %
==============================================================================================================================

1. Historical information shown for Class 1 prior to 11/11/2002 is based on the performance of the Fund's predecessor fund, OFFIT VIF-U.S. Government Securities Fund.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies. You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management Fees          12b-1 Fees       Other Expenses         Total Fund Operating Expenses 2
==============================================================================================================================
==============================================================================================================================

Class 1       0.35 %                   0.00 %           0.26 %                 0.61 %
==============================================================================================================================

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 0.58%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 62
================================================================================
================================================================================
3 years                                                          $ 195
================================================================================
================================================================================
5 years                                                          $ 340
================================================================================
================================================================================
10 years                                                         $ 762
================================================================================


THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2002, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

================================================================================
Fund                                    % of the Fund's average daily net assets
================================================================================
================================================================================
Offit VA Emerging Markets Bond Fund                           0.77 %
================================================================================
================================================================================
Offit VA US Government Securities Fund                        0.35 %
================================================================================


THE FUNDS' PORTFOLIO MANAGERS

Offit VA Emerging Markets Bond Fund
The Fund is managed by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

Offit VA U.S. Government Securities Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Customized Fixed Income team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by the Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the NYSE. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.


OTHER SERVICES
Automatic Reinvestment of Distributions

All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.


THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

Fund Distributions
Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.


o Dividends. The Funds pay an annual dividend from the dividends, interest and other income on the securities in which they invest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in Class 1 of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for each Fund for the years ended December 31, 2001 and 2002 have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. The tables for each Fund for periods ended prior to December 31, 2001 have been derived from financial information audited by the predecessor funds' previous independent auditors. For a more complete picture of the Funds' financial statements, please see the SAI as well as the predecessor funds' Annual Report.

Offit VA Emerging Markets Bond Fund

==============================================================================================================================
                                                                 Year Ended December 31,                     Year Ended

                                                                 2002 1  2001     2000     1999    1998 2    March 31, 1998
==============================================================================================================================
==============================================================================================================================
Class 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 7.63  $ 8.22   $ 8.46   $ 7.60  $ 10.55   $ 10.30
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                            0.56    0.85     0.94     0.94    0.66      0.86
==============================================================================================================================
==============================================================================================================================
Net realized and unrealized gains or losses on securities        - 0.89  - 0.59   - 0.23   0.86    - 2.79    0.27
==============================================================================================================================
==============================================================================================================================
Total from investment operations                                 - 0.33  0.26     0.71     1.80    - 2.13    1.13
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.50  - 0.85   - 0.95   - 0.94  - 0.73    - 0.88
==============================================================================================================================
==============================================================================================================================

Net realized gains                                               0       0        0        0       - 0.09    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                              - 0.50  - 0.85   - 0.95   - 0.94  - 0.82    - 0.88


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 6.80  $ 7.63   $ 8.22   $ 8.46  $ 7.60    $ 10.55


==============================================================================================================================
==============================================================================================================================

Total return 3                                                   - 4.32  3.26 %   8.71 %   25.19 % - 20.36 % 11.26 %
                                                                 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                            $       $ 7,087  $ 6,950  $       $ 5,575   $ 5,780
                                                                 4,972                     7,686
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                       1.31 %  1.38 %   1.47 %   1.50 %  1.50 %5   1.50 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                            8.38 %  10.51 %  11.17 %  12.11 % 10.38 %5  8.27 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                          239 %   71 %     72 %     71 %    100 %     53 %
==============================================================================================================================

     1. As of the close of business on November 8, 2002, Evergreen Offit VA Emerging Markets Bond Fund acquired the net assets of OFFIT VIF
          Emerging Markets Bond Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of OFFIT Fund.

     2. For the nine months ended December 31, 1998. The fund changed its fiscal year end from March 31 to December 31, effective December 31, 1998.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

Offit VA U.S. Government Securities Fund

==============================================================================================================================
                                                                 Year Ended December 31,                Year Ended
                                                                                                        September 25, 1998
                                                                 2002 1,  2001      2000      1999 3
                                                                 2
==============================================================================================================================
==============================================================================================================================

CLASS 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                             $ 11.16  $ 10.92   $ 9.94    $ 10.00   $ 10.00 5


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                            0.40     0.49      0.36      0.34      0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities        0.69     0.22      0.84      - 0.40    0.23


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                 1.09     0.71      1.20      - 0.06    0.23


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                            - 0.69   - 0.46    - 0.22    0         0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                               - 0.33   - 0.01    0         0         0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                              - 1.02   - 0.47    - 0.22    0         0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                   $ 11.23  $ 11.16   $ 10.92   $ 9.94    $ 10.23


==============================================================================================================================
==============================================================================================================================

Total return 6                                                   9.96 %   6.52 %    12.02 %   - 0.60 %  2.30 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                            $ 3,879  $ 40,714  $ 36,486  $ 17,332  $ 0
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 7                                                       0.58 %   0.60 %    0.60 %    0.60 %8   0.60 %8
==============================================================================================================================
==============================================================================================================================

Net investment income                                            3.47 %   4.69 %    5.81 %    5.08 %8   4.04 %8
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                          529 %    244 %     538 %     130 %     107 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. As of the close of business on November 8, 2002, Evergreen Offit VA U.S. Government Fund acquired the net assets of OFFIT VIF U.S. Government
     Securities Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund.

3. For the period from April 1, 1999 to December 31, 1999. The fund recommenced operations on April 1, 1999, at a NAV of $10.00.

4. For the period from August 24, 1998 (commencement of operations), to September 25, 1998. The last remaining outstanding shares were redeemed on September 25, 1998.

5.   NAV initial offering price.

6. Total return does not reflect charges attributable to your insurance company's separate account.

7. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

8.   Annualized

OTHER FUND PRACTICES

The Offit VA Emerging Markets Bond Fund may invest in foreign securities, which may include foreign currency transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Offit VA Emerging Markets Bond Fund may invest up to 20% of its assets in common stock, preferred stocks, detachable warrants and other equity securities that may or may not be listed or traded on a recognized securities exchange. The Fund intends that such investments in equity securities often will be related to the Fund's investments in debt instruments, such as those equity securities received upon the exercise of convertible debt instruments or attached warrants, or those equity securities acquired pursuant to investment opportunities derived from the Fund's activities in emerging market debt markets. The equity securities purchased by the Fund may include American Depository Receipts, European Depository Receipts and interests in investment companies. To the extent that the Fund invests in equity securities, an investment in the Fund is subject to stock market risk, because it will be affected by general economic conditions. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value or companies may decrease the dividends they pay. If these events were to occur, or if the particular industries, companies or sectors in which the Fund invests do not perform well, the value of dividend yield and total return earned on your investment are likely to decline.

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Offit VA Emerging Markets Bond Fund may also engage in strategies making use of interest rate swaps and other interest rate transactions. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.


Evergreen Funds

Institutional Money Market Funds
Cash Management Money Market Fund
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Evergreen Offit California Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger and Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Variable Annuity Funds
Evergreen Offit VA Emerging Markets Bond Fund
Evergreen Offit VA U.S. Government Securities Fund
VA Blue Chip Fund
VA Capital Growth Fund
VA Core Bond Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth Fund
VA Growth and Income Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
Evergreen Funds P.O. Box 8400 Boston, MA 02266-8400

For express, registered or certified mail
Evergreen Funds 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

The Funds' most recent Annual or Semi-annual Reports, which contain a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016. 562884 RV3 (5/03)

SEC File No.: 811-08716
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 1.800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

  Evergreen Offit VA Emerging Markets Bond Fund ("Emerging Markets Bond Fund")
      Evergreen Offit VA U.S. Government Securities Fund ("U.S. Government
                               Securities Fund")
                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")
            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
                 Evergreen VA Core Bond Fund ("Core Bond Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund")
            Evergreen VA Special Equity Fund ("Special Equity Fund")
          Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated May 1, 2003 for the Fund in which you are making or contemplating an investment. The Funds are offered through three separate prospectuses: one offering Class 1 shares of each Fund (except Emerging Markets Bond Fund and U.S. Government Securities Fund); one offering Class 2 shares of each Fund (except Emerging Markets Bond Fund and U.S. Government Securities
Fund), and one offering Emerging Markets Bond Fund and U.S. Government Securities Fund only. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectuses may be obtained without charge by calling 1.800.343.2898.

         Certain information is incorporated by reference to each Fund's Annual Report each dated December 31, 2002. You may obtain copies of the Annual Reports without charge by calling 1.800. 343.2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY........................................................1-1
INVESTMENT POLICIES..................................................1-1
OTHER SECURITIES AND PRACTICES.......................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.....................................1-3
EXPENSES.............................................................1-9
PERFORMANCE.........................................................1-17
SERVICE PROVIDERS...................................................1-19
FINANCIAL STATEMENTS................................................1-21

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES........2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND....................................2-17
PURCHASE, REDEMPTION AND PRICING OF SHARES..........................2-17
PERFORMANCE CALCULATIONS............................................2-19
DISTRIBUTION EXPENSES UNDER RULE 12B-1..............................2-21
TAX INFORMATION.....................................................2-23
BROKERAGE...........................................................2-26
ORGANIZATION........................................................2-27
INVESTMENT ADVISORY AGREEMENT.......................................2-28
MANAGEMENT OF THE TRUST.............................................2-29
CORPORATE BOND RATINGS..............................................2-34
ADDITIONAL INFORMATION..............................................2-39

1-21

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on December 23, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of March 31, 2003.

                ----------------------------------------------------------------
                Blue Chip Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    44.70%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     26.62%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corp.                                    16.25%
                C/o Evergreen Investment Services
                NC 1195
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  12.43%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Blue Chip Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Blue Chip Fund Class 2                        100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Capital Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      38.49%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    25.08%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  18.70%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      13.52%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Capital Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                IDSL VA Capital Growth Fund Class 2                  81.99%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Capital Growth Fund Class 2                   10.12%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDSL-NY VA Capital Growth Fund Class 2               7.90%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Core Bond Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company, LLC                       100.00%
                Attn: Lori Gibson
                401 S. Tryon Street, Suite 500
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Core Bond Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company, LLC                       80.49%
                401 S. Tryon Street, Suite 500
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Core Bond Fund Class 2                        19.51%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Emerging Markets Bond Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    97.69%
                C/o American General Life Insurance Company
                P.O. Box 1591 Houston, TX 77251-1591
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Equity Index Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            56.07%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corporation                              26.06%
                C/o Evergreen Investment Services
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     14.44%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Equity Index Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Equity Index Fund Class 2                     100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    86.61%
                Variable Account #6
                C/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  5.71%
                4333 Edgewood Road NE
                Cedar Rapids, IA 5249-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.63%
                Separate Account Two
                Attn: David Ten Broeck Wing A3E
                P.O. Box 2999
                Hartford, CT 06104-2999
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company, LLC                       88.34%

                401 S. Tryon Street, Suite 500
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Fund Class 2                                  11.66%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    71.42%
                Variable Account
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  14.75%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     6.71%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Foundation Fund Class 2                       100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Global Leaders Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            47.28%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      39.18%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  8.29%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Global Leaders Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Global Leaders Fund Class 2                   100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      59.08%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  29.74%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              5.83%
                1 Kemper Drive, Building 3 T-1
                Long Grove, IL 60049-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.25%
                Separate Account
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Weatogue, CT 06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Growth Fund Class 2                           100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    89.86%
                Variable Account #6
                C/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  7.68%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Growth and Income Fund Class 2                98.86%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               45.03%
                C/o Bonnie Harris B1-08
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corp                                     19.21%
                C/o Evergreen Investment Services

                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    17.99%
                C/o American General Life Insurance Company
                P.O. Box 1591 Houston, TX 77215-1591
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  16.71%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA High Income Fund Class 2                      100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      56.09%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life insurance                            21.40%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  10.86%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life & Annuity Insurance Company            5.79%
                Separate Account One
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Weatogue, CT 06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA International Growth Fund Class 2             100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Masters Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            80.70%
                C/o IPO Portfolio Accounting
                NWVA 6
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    15.31%
                Seed Account
                Variable Account Six
                C/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Masters Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Masters Fund Class 2                          100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance NWVA6                      56.88%
                C/o IPO Portfolio Accounting
                P.O. Box 182029 Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      18.32%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      9.76%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  6.12%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Omega Fund Class 1                            5.24%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Omega Fund Class 2                            100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------
                Small Cap Value Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            48.25%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 1                  19.37%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               11.29%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.01%
                Separate Acct Two
                Attn: David Ten Broeck Wing A3E
                P. O. Box 2999
                Hartford, CT 06104-2999
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Small Cap Value Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 2                  100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      80.08%
                Variable Account SAB
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    8.87%
                NWVA-6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp                      7.26%
                Variable Account SAQ
                Attn: Investment Accounting
                P.O. Box 883 Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Special Equity Fund Class 2                   99.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            15.06%
                NWVA6
                C/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 1                 9.81%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 2                 100.00%
                1479 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                U.S. Government Securities Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              85.76%
                1 Kemper Drive, Building 3 T-1
                Long Grove, IL 60049-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    14.24%
                C/o American General Life Insurance Company
                P.O. Box 1591 Houston, TX 77251-1591
                ---------------------------------------------------- -----------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Emerging Markets Bond Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $200 million               0.80%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from U.S. Government Securities Fund an annual fee of 0.35% based on the Fund's average daily net assets.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $100 million               0.61%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.41%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.31%
                  ---------------------------------- -----------------
                          Over $1.5 billion               0.26%
                  ================================== =================

         EIMC is entitled to receive from Capital Growth Fund, Core Bond Fund, Equity Index Fund, Foundation Fund, Global Leaders Fund, Growth Fund, High Income Fund, Masters Fund, Omega Fund, Small Cap Value Fund and Special Equity Fund, an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ================================== =================
                  Capital Growth Fund                     0.80%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Core Bond Fund                          0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Equity Index Fund                       0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Foundation Fund                         0.745%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Global Leaders Fund                     0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Growth Fund                             0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  High Income Fund                        0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Masters Fund                            0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Omega Fund                              0.52%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Small Cap Value Fund                    0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Equity Fund                     0.92%
                  ================================== =================

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $500 million               0.11%
                  ================================== =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.725%
                  ---------------------------------- -----------------
                           Over $1 billion                0.70%
                  ================================== =================

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods. Prior to November 8, 2002 amounts paid by Emerging Markets Bond Fund and U.S. Government Securities Fund were paid to the Funds' previous investment advisor.

=================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid         Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                          $41,466                      $27,534
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                     $408,880                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                      $28,435                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              $50,515                      $8,421
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       $0                           $90,360
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                          $292,860                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                         $1,114,035                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                     $276,884                     $73,013
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                             $76,168                      $27,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  $433,676                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        $35,822                      $27,551
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                               $68,596                      $97,935
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                            $188,704                     $48,557
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                              $470,102                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    $225,247                     $39,934
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                     $269,931                     $52,636
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   $148,511                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         $120,328                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                          $68,075                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                     $354,947                     $234
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              $40,011                      $23,482
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       $24,246                      $76,887
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                          $398,674                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                         $1,305,686                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                     $307,135                     $63,830
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                             $124,414                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  $547,250                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        $25,694                      $11,120
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                               $5,873                       $101,162
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                            $291,130                     $20,601
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                              $521,460                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    $121,280                     $10,602
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                     $232,414                     $34,471
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   $102,326                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         $127,465                     $10,906
-----------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund (b)                                      $16,604                      $10,571
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                     $215,091                     $26,332
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              $58,002                      $9,439
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                       $24,111                      $63,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                          $576,985                     $38,218
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                         $1,273,484                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                     $243,885                     $52,351
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                             $84,941                      $54,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  $687,724                     $48,903
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        $27,383                      $9,724
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                               $10,793                      $32,809
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                            $221,434                     $32,806
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                              $370,249                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    $54,511                      $8,705
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                     $109,234                     $17,670
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   $96,933                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         $63,140                      $34,111
-----------------------------------------------------------------------------------------------------------------

(a) For the period July 31, 2002 (commencement of operations) to December 31, 2002.

(b) For the period April 27, 2000 (commencement of operations) to December 31, 2000.

Sub-Advisory Fees Paid

         Tattersall Advisory Group, Inc. (TAG) acts as the sub-advisor to Core Bond Fund and to the fixed income portion of Foundation Fund. EIMC has entered into a sub-advisory agreement with TAG, a subsidiary of Wachovia Corporation. EIMC will pay TAG a fee at the annual rate of 0.37% of average daily net assets of Foundation Fund. Core Bond Fund does not pay fees for the sub-advisory services.

         OppenheimerFunds, Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Marsico Capital Management, LLC (Marsico) each manage, along with EIMC, a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Marsico fees equal in the aggregate up to an annual rate of 0.50% of the Masters Fund's average daily net assets.

         Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter) acts as sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at an annual rate of 0.20% of the Fund's average daily net assets.

         Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years or periods:

================================================= ================ ===================== ===============
                                                                   Oppenheimer,
                                                                   MFS,                  Pilgrim
Fund/Fiscal Year or Period                        EIMC             Marsico               Baxter
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended December 31, 2002
------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Capital Growth Fund                               N/A              N/A                   $102,241
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      $42,196          $94,111               N/A
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended December 31, 2001
------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Capital Growth Fund                               N/A              N/A                   $67,755
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      $20,869          $132,667              N/A

------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended December 31, 2000
------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      N/A              $113,059              N/A
------------------------------------------------- ---------------- --------------------- ---------------

     Until May 11, 2001, Evergreen Asset Management Company (EAMC) acted as one of the sub-advisors to VA Masters Fund and was reimbursed in the following amounts by the Fund's previous investment advisor for the costs of providing sub-advisory services:

========================================================== =====================
Fund/Fiscal Year or Period                                 Total Paid to EAMC
---------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
--------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------
VA Masters Fund                                                     $25,345
---------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
--------------------------------------------------------------------------------
---------------------------------------------------------- ---------------------
VA Masters Fund                                                     $32,655
========================================================== =====================


         Until September 22, 2000, Lieber & Company (Lieber) acted as the sub-advisor to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund and Small Cap Value Fund and was reimbursed in the following amounts by the Funds' previous investment advisor for the costs of providing sub-advisory services:

         ============================================= =========================
         Fund/Fiscal Year or Period                    Total Paid to Lieber
         --------------------------------------------- -------------------------
         -----------------------------------------------------------------------
         Year or Period Ended December 31, 2000
         -----------------------------------------------------------------------
         --------------------------------------------- -------------------------
         Evergreen Fund                                        $422,422
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Foundation Fund                                       $889,174
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Global Leaders Fund                                   $141,350
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Growth and Income Fund                                $484,207
         --------------------------------------------- -------------------------
         --------------------------------------------- -------------------------
         Small Cap Value Fund                                   $27,931
         ============================================= =========================


Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, Inc. (formerly First Union Securities, Inc.), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

=========================================================================================================
Fund/Fiscal Year or Period                         Total Paid to All        Total Paid to Wachovia
                                                        Brokers                Securities, Inc.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2002
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Blue Chip Fund                                   $42,088               $16,045
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Growth Fund                              $22,771               $2,000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                               $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                       $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                $5,748                $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Evergreen Fund                                   $105,082              $39,907
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foundation Fund                                  $224,554              $89,499
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Global Leaders Fund                              $158,347              $20,637
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth Fund                                      $70,443               $1,071
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                           $144,830              $39,155
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
High Income Fund                                 $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Growth Fund                        $97,686               $1,524
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Masters Fund                                     $120,878              $8,261
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Omega Fund                                       $443,816              $118,157
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             $146,188              $20,345
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Equity Fund                              $305,381              $4,003
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                            $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Blue Chip Fund                                   $53,593               $313
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Growth Fund                              $194,751              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                       N/A                   N/A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                $5,311                $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Evergreen Fund                                   $177,261              $55
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foundation Fund                                  $345,566              $105
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Global Leaders Fund                              $55,617               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth Fund                                      $18,992               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                           $59,638               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
High Income Fund                                 $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Growth Fund                        $128,553              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Masters Fund                                     $49,888               $60
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Omega Fund                                       $300,128              $3,310
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             $53,125               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Equity Fund                              $159,386              $23
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                            $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund N/A N/A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Blue Chip Fund (b)                               $17,387               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Growth Fund                              $51,135               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                       N/A                   N/A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                $8,460                $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Evergreen Fund                                   $133,874              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Foundation Fund                                  $230,294              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Global Leaders Fund                              $59,768               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth Fund                                      $24,692               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                           $91,006               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
High Income Fund                                 $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
International Growth Fund                        $45,214               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Masters Fund                                     $44,572               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Omega Fund                                       $187,439              $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             $19,209               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Special Equity Fund                              $97,041               $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                            $0                    $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund N/A N/A
---------------------------------------------------------------------------------------------------------

(a) For the period July 31, 2002 (commencement of operations) to December 31, 2002.

(b) For the period April 27, 2000 (commencement of operations) to December 31, 2000.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended December 31, 2002, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Wachovia Securities, Inc. and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

================================================================================
                                Percentage of Commissions       Percentage of
                                to Wachovia Securities, Inc.    Commissionable
Fund                                                            Transactions
                                                                through
                                                                Wachovia
                                                                Securities, Inc.
================================================================================
Blue Chip Fund                               38.1%            35.0%
================================================================================
================================================================================
Capital Growth Fund                          8.8%             1.7%
================================================================================
================================================================================
Equity Index Fund                            0.0%             0.0%
================================================================================
================================================================================
Evergreen Fund                               38.0%            29.0%
================================================================================
================================================================================
Foundation Fund                              39.9%            19.0%
================================================================================
================================================================================
Global Leaders Fund                          13.0%            17.3%
================================================================================
================================================================================
Growth Fund                                  0.6%             1.9%
================================================================================
================================================================================
Growth and Income Fund                       27.0%            26.0%
================================================================================
================================================================================
International Growth Fund                    1.6%             2.8%
================================================================================
================================================================================
Masters Fund                                 6.8%             4.0%
================================================================================
================================================================================
Omega Fund                                   26.6%            25.4%
================================================================================
================================================================================
Small Cap Value Fund                         13.9%            14.9%
================================================================================
================================================================================
Special Equity Fund                          1.3%             1.4%
================================================================================


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund's Class 2 shares for the fiscal year ended December 31, 2002. Class 1 shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------------- ------------------------------------------
Fund                                                                 Class 2
------------------------------------- ------------------------------------------
------------------------------------- ----------------------------------- ------
                        Service Fees Service Fees Waived
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Blue Chip Fund                        $131                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Capital Growth Fund                   $16,054                             $9,285
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Core Bond Fund (a)                    $21,140                             $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Emerging Markets Bond Fund            $0                                  $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Equity Index Fund                     $255                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Evergreen Fund                        $2                                  $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Foundation Fund                       $117                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Global Leaders Fund                   $135                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Growth Fund                           $90                                 $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Growth and Income Fund                $19                                 $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
High Income Fund                      $368                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
International Growth Fund             $250                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Masters Fund                          $67                                 $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Omega Fund                            $332                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Small Cap Value Fund                  $390                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Special Equity Fund                   $8                                  $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
Strategic Income Fund                 $135                                $0
------------------------------------- ----------------------------------- ------
------------------------------------- ----------------------------------- ------
U.S. Government Securities            $0                                  $0
------------------------------------- ----------------------------------- ------

(a) For the period July 24, 2002 (commencement of operations) to December 31, 2002.

Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended December 31, 2002 and by the Trust and the nine other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

--------------------------------------------------------------------------------
Trustee               Aggregate Compensation    Total Compensation from
                                               Trust and Fund Complex
                       from Funds for the     Paid to Trustees for the
                      fiscal year ended        twelve months ended
                        12/31/2002               12/31/2002(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laurence B. Ashkin(2)              $269                    $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles A. Austin, III             $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)              $269                    $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
K. Dun Gifford                     $666                    $143,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James S. Howell(3)                 $269                    $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leroy Keith, Jr.                   $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald M. McDonnell                $623                    $134,727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas L. McVerry                  $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Walt Pettit                $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David M. Richardson                $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell A. Salton, III             $666                    $144,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Scofield                $794                    $160,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard J. Shima                   $582                    $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard K. Wagoner                 $582                    $125,000
--------------------------------------------------------------------------------

(1)Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $93,750
Howell                   $36,400
McVerry                  $125,000
Pettit                   $125,000

(2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.

(3)Asof January 1, 2000, James S. Howell retired. As of December 31, 2002, Mr. Howell's 3-year term as Trustee Emeritus expired. Mr. Howell received compensation through December 31, 2002.

(4)OnFebruary 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

                                   PERFORMANCE
Total Return

         Below are the average annual total returns for each class of shares of the Funds as of December 31, 2002. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

====================================================================================================================
                                                                            Ten Years or Since
              Fund/Class                                    Five Years       Inception Date of   Inception Date of
                                           One Year                                Class               Class
--------------------------------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------
Blue Chip Fund
--------------------------------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------
Class 1                                -22.05%          N/A                 -18.23%             4/27/2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -22.08%          N/A                 -18.24%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -22.51%          N/A                 -1.75%              3/3/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2  (d)                           -22.62%          N/A                 -1.79%              8/1/2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                N/A              N/A                 4.49%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            N/A              N/A                 4.38%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1 (a)                            -4.32%           2.35%              3.99%                8/28/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equity Index Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -22.46%          N/A                 -9.74%              9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -22.49%          N/A                 -9.75%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -22.22%          -5.93%              2.20%               3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -22.30%          -5.95%              2.18%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -9.66%           -0.79%              5.22%               3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -9.72%           -0.80%              5.21%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Global Leaders Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -20.26%          -1.34%              0.29%               3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -20.38%          -1.37%              0.27%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -26.91%          N/A                 -3.11%              3/31/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -26.99%          N/A                 -3.13%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -15.41%          -1.65%              5.85%               3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -15.44%          -1.66%              5.84%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
High Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                7.15%            N/A                 6.58%               6/30/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            6.90%            N/A                 6.51%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -10.47%          N/A                 -2.31%              8/17/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -10.52%          N/A                 -2.33%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Masters Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -26.61%          N/A                 -6.62%              1/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -26.71%          N/A                 -6.65%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Omega Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -25.38%          0.04%               1.84%               3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -25.45%          0.02%               1.82%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -12.60%          N/A                 6.75%               5/1/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -12.63%          N/A                 6.74%               7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Equity Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                -27.18%          N/A                 -9.27%              9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            -27.38%          N/A                 -9.35%              7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1 (b)                            9.96%            N/A                7.34%                4/1/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                15.52%           5.57%               5.70%               3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (c)                            15.46%           5.56%               5.69%               7/31/2002
====================================================================================================================

(a) Historical performance shown for the Fund prior to 11/11/2002 is based on the performance of the Fund's predecessor fund, OFFIT VIF-Emerging Markets Bond Fund.

(b) Historical performance shown for the Fund prior to 11/11/2002 is based on the performance of the Fund's predecessor fund, OFFIT VIF-U.S. Government Securities Fund.

(c) Historical performance shown for Class 2 shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns and average annual total returns for Class 2 shares have not been adjusted to reflect the effect of 0.25% 12b-1 fees for Class 2 shares. Class I shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

(d) Historical performance shown for Class 2 (formerly Class L) shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns and average annual total returns for Class 2 shares have not been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class 2 shares. Class I shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.


                                SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 026-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

           ====================================== =========================
              Average Daily Net Assets of the
                Evergreen Funds                   Administrative Service
                                                         Fee Rates
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                      First $50 billion                 0.100%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                      Next $25 billion                  0.090%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                     Next $25 billion                   0.080%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                     Next $25 billion                   0.075%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
              On assets over $125 billion               0.050%
           ====================================== =========================

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to November 8, 2002 amounts paid by Emerging Markets Bond fund and U.S. Government Securities Fund were paid to the Funds' previous administrator. Prior to December 31, 2002, the Funds paid EIS under a different fee schedule.

======================================================================================================
                Fund                      Administrative Fee Paid    Administration Fees Waived
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund                       $11,312                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                  $51,110                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Core Bond Fund                       $8,886                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund           $7,927                            $7,179
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                    $28,237                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                       $39,048                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                      $149,535                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                  $40,218                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                          $14,747                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund               $57,824                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                     $9,053                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund            $25,232                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                         $27,271                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                           $90,404                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 $30,480                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                  $35,062                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                $29,805                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      $41,344                           $8,710
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2001
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip (a)                        $11,160                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                  $44,398                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund           $8,818                            $8,818
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                    $31,604                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                       $53,156                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                      $175,260                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                  $42,640                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                          $17,773                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund               $72,967                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                     $5,259                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund            $16,217                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                         $35,831                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                           $100,281                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 $15,159                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                  $29,009                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                $20,052                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      $49,418                           $11,861
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2000
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund                       $4,455                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund (b)              $30,178                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund           $9,367                            $9,367
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund (c)                $27,218                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                       $70,382                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                      $170,235                          $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                  $33,945                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund (d)                      $19,984                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund               $84,251                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund (e)                 $5,301                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund            $6,588                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund (f)                     $29,134                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                           $71,080                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 $7,243                            $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund (c)              $13,779                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                $17,544                           $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      $34,732                           $8,930
======================================================================================================

(a) For the period July 24, 2002 (commencement of operations) to December 31, 2002.

(b) For the period April 28, 2000 (commencement of operations) to December 31, 2000.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Funds pay ESC annual fees as follows:

   ================================ ==================== ====================

                                      Annual Fee Per       Annual Fee Per
              Fund Type                Open Account*      Closed Account**
                                    --------------------
   -------------------------------- -------------------- --------------------
   Monthly Dividend Funds                 $26.75                $9.00
                                    --------------------
   -------------------------------- -------------------- --------------------
   Quarterly Dividend Funds               $25.75                $9.00
                                    --------------------
   -------------------------------- -------------------- --------------------
   Semiannual Dividend Funds              $24.75                $9.00
                                    --------------------
   -------------------------------- -------------------- --------------------
   Annual Dividend Funds                  $24.75                $9.00
   -------------------------------- -------------------- --------------------

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.

** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400.

                                       2-5
                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2


                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

     The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii) Farmers Home Administration;

           (iii) Federal Home Loan Banks;

           (iv) Federal Home Loan Mortgage Corporation;

           (v) Federal National Mortgage Association; and

           (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Derivatives

         The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Foreign Securities (excluding Equity Index Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Equity Index Fund and Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only Foundation Fund, High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts (VA Global Leaders Fund and VA International Growth Fund)

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.


                ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
                          OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years. ATVD = ending redeemable value of the initial $1,000, after taxes on
             fund distributions but not after
             taxes on redemption.




Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions). n = number of years. ATVDR = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions and redemption.
Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                           Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]


         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Funds bear some of the costs of selling their Class 2 (formerly Class L) shares including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by each Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

                  Under the Distribution Plan (the "Plan") that the Funds have adopted for their Class 2 shares, the Funds may incur expenses for 12b-1 fees up to a maximum annual percentage of 0.25% of the average daily net assets attributable to Class 2. Amounts paid under the Plan are used to compensate EDI pursuant to a Distribution Agreement (the Agreement") that the Funds have entered into with respect to its Class 2 shares. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of each Fund.

         Of the amount above, Class 2 may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Funds' investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Funds may not, during any fiscal period, pay 12b-1 fees greater than the amount described above. The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Funds for the following purposes:

(1) to compensate broker-dealers or other persons for distributing Class 2 shares of the Funds;

(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' Class 2 shareholders; and

(3)  to otherwise promote the sale of the Funds' Class 2 shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plan to secure such financings. Wachovia Bank, N.A. or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Funds.

         In the event the Funds acquire the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Service fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Under the Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, the Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plan permits the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class 2 shares. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of Class 2 shares and (ii) stimulate administrators to render administrative support services to the Funds and holders of Class 2 shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class 2 shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request for its Class 2 shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Funds to EDI with respect to Class 2, and
(ii) the Funds would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of Class 2, through deferred sales charges.

         All material amendments to the Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Funds' outstanding Class 2 shares, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and the Plan or Distribution Agreement may not be amended in order to increase materially the costs that Class 2 shares of the Funds may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding Class 2 shares. The Plan or Distribution Agreement may be terminated (i) by the Funds without penalty at any time by a majority vote of the holders of the outstanding Class 2 shares, voting or by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate the Plan only, the Funds need give no notice to EDI. The Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. In addition, no more than 55% of the fund's assets can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h).

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2003 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
                  2. efficiency in handling trades; 3. ability to trade large blocks of securities; 4. readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.


Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION


The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered performance of the Fund and the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST


         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and Dr. Russell A. Salton, III, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Leroy Keith, David M. Richardson, William
W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
       Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
                                                                                                  Portfolios
                                                                                                  Overseen in      Directorships
      Date of Birth                      Year of                                                Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                                                     Corp. (fitness-wellness centers);
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                          Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information
                                                     Phoenix Big management);
                                                     Former President, Edge
                                                     Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                         Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton, Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               108               None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------




-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------



Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
                           Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees
                                                     of the Evergreen funds;
                                                     Former Member, New York
                                                     Stock Exchange; Former
                                                     Trustee, Mentor Funds and
                                                     Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Dr. Russell A. Salton, III * None
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

*    In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred
     Compensation Plans.
**   In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen funds complex.

         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt Vice President and Vice President, Tax, BISYS Fund Services;
former Assistant BISYS Assistant Treasurer Vice President, EAMC/First Union
National Bank; former 3435 Stelzer Road Columbus, OH Senior Tax
Consulting/Acting Manager, Investment Companies 43219-8001 Group,
PricewaterhouseCoopers LLP, New York.
DOB: 6/6/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965
-------------------------------- ------------------------ -------------------------------------------------------------

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits
Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Declaration of Trust                       Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998

(b)            By-Laws                                    Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(c)            Provisions of instruments                  Included as part of Exhibit a and b above
               defining the rights of holders
               of the securities being
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Evergreen                   Amendment No. 27 filed on July 24, 2002
               Investment Management Company, LLC

(d)(2)         Interim Sub-Advisory Agreement between    Incorporated by reference to
               Evergreen Investment Management Company,  Registrant's Post-Effective
               LLC and Pilgrim Baxter Value              Amendment No. 28 filed on September 16, 2002
               Investors, Inc.

(d)(3)         Sub-Advisory Agreement between            Contained herein
               Evergreen Investment Management
               Company, LLC and Tattersall Advisory
               Group, Inc. (VA Foundation Fund and
               VA Core Bond Fund)

(d)(4)         Portfolio Management Agreement            Contained herein
               between OppenheimerFunds, Inc. and
               Evergreen Investment Management
               Company, LLC

(d)(5)         Portfolio Management Agreement            Contained herein
               between MFS Institutional Advisors, Inc.
               and Evergreen Investment Management
               Company, LLC

(d)(6)         Portfolio Management Agreement            Contained herein
               between Marsico Capital Management, LLC
               and Evergreen Investment Management
               Company, LLC

(e)            Form of Principal Underwriting Agreement   Incorporated by reference to
               Class 2 (formerly Class L) shares          Registrant's Post-Effective
                                                          Amendment No. 28 filed on September 16, 2002
(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter amendment to Custodian Agreement    Incorporated by reference to
               between the Registrant and State Street    Registant's Post-Effective
               Bank and Trust Company (VA Core Bond Fund) Amendment No. 27 filed on July 24, 2002

(g)(3)         Letter amendment to Custodian Agreement    Incorporated by reference to
               between the Registrant and State Street    Registrant's Post-Effective Amendment
               Bank and Trust Company (Offit VA Emerging  No. 28 filed on September 16, 2002
               Markets Bond Fund and Offit VA US Government
               Securities Fund)

(h)(1)         Master Administrative Services Agreement   Incorporated by reference to
               between Registrant and Evergreen           Registrant's Post-Effective Amendment
               Investment Services, Inc.                  No. 28 filed on September 16, 2002

(h)(2)         Transfer Agent Agreement                   Incorporated by reference to
               between the Registrant and                 Registrant's Post-Effecive Amendment No. 23
               Evergreen Service Company, LLC             Filed on April 30, 2002

(h)(3)         Letter amendment to Transfer Agent         Incorporated by reference to
               Agreement between the Registrant           Registrant's Post-Effective Amendment
               and Evergreen Service Company, LLC         No. 28 filed on September 16, 2002
               (VA Core Bond Fund, Evergreen Offit
               VA Emerging Markets Bonde Fund and
               Evergreen Offit VA U.S. Government
               Securities Fund)

(i)(1)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(i)(2)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective Amendment No.25
                                                          Filed on July 3, 2002

(j)(1)        Consent of KPMG LLP                          Contained herein
              (VA Capital Growth Fund, VA Blue Chip
               Fund, VA Core Bond Fund, VA Equity Index
               Fund, VA Fund,
               VA Foundation Fund, VA Global Leaders
               Fund, VA Growth and Income Fund, VA
               Growth Fund, VA High Income Fund, VA
               International Growth Fund, VA Masters
               Fund, VA Omega Fund, VA Small Cap Value
               Fund, VA Special Equity Fund, VA Strategic
               Income Fund, Offit VA Emerging Markets Bond
               Fund and Offit VA U.S. Government Securities Fund)

(k)            Not applicable

(l)            Not applicable

(m)            Class 2 (formerly Class L) shares 12b-1   Incorporated by reference to
               Distribution Plan between the Registrant  Registrant's Post-Effective
               and Evergreen Distributor, Inc.           Amendment No. 28 filed on September 16, 2002

(n)            Not applicable

(o)            Multiple Class Plan                       Incorporated by reference to
                                                         Registrant's Post-Effective
                                                         Amendment No. 22 filed on August 1, 2001


(p)(1)         Code of Ethics                           Incorporated by reference to
                                                        Registrant's Post-Effective Amendment No. 23
                                                        Filed on April 30, 2002


(p)(2)         Code of Ethics - MFS Institutional         Incorporated by reference to
               Advisors, Inc. (Sub-advisor to Evergreen   Registrant's Post-Effective
               VA Masters Fund)                           Amendment No. 20 filed on April 25, 2001

(p)(3)        Code of Ethics - OppenheimerFunds, Inc.     Incorporated by reference to
              (Sub-advisor to Evergreen VA Masters Fund)  Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(p)(4)        Code of Ethics -                            Contained herein
              Marsico Capital Management, LLC
              (Sub-advisor to Evergreen
              VA Masters Fund)


Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

     Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

      Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson              Chairman, Chief Executive Officer,
                                 President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                  Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

Robert P. Kelly                  Senior Executive Vice President and Chief
                                 Financial Officer, Wachovia Corporation and
                                 Wachovia Bank, N.A.


         All of the above  persons are located at the following  address:
Wachovia Bank, One Wachovia Center, Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

    The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV
(File No. 801-53633) of Tattersall Advisory Group, Inc.

Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

     Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of April, 2003.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of April, 2003.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------     -------------------------------   ------------------------------
Gerald M. McDonnell*              Russell A. Salton, III MD*         Richard J. Shima*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Michael S. Scofield*              David M. Richardson*               Richard K. Wagoner*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

(d)(3) Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc.

(d)(4) Portfolio Management Agreement between Evergreen Investment Management Company, LLC and OppenheimerFunds, Inc.

(d)(5) Portfolio Management Agreement between Evergreen Investment Management Company, LLC and MFS Institutional Advisors, Inc.

(d)(6) Portfolio Management Agreement between Evergreen Investment Management Company, LLC and Marsico Capital Management, LLC

(j)(1) Consent of KPMG LLP

(p)(4) Code of Ethics-Marsico Capital Management, LLC

                                 EXHIBIT (d)(3)
SUB-ADVISORY AGREEMENT BETWEEN EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC AND
                        TATTERSALL ADVISORY GROUP, INC.

                             SUB-ADVISORY AGREEMENT

         AGREEMENT made this 21st day of September, 2001, by and between Evergreen Investment Management Company, LLC (the "Adviser"), and Tattersall Advisory Group, Inc. (the "Sub-adviser").

         WHEREAS, the Adviser serves as investment adviser to the Evergreen Variable Annuity Trust (the "Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and

     WHEREAS, the Trust is comprised of several separate investment portfolios; and

         WHEREAS, the Adviser desires to avail itself of the services, advice and assistance of the Sub-adviser to assist the Adviser in providing investment advisory services to the Funds listed on the attached Schedule A, as amended from time to time; and

         WHEREAS, the Sub-adviser is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Adviser;

         NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follow:

         1. Employment of the Sub-adviser. The Adviser hereby employs the Sub-adviser to manage the investment and reinvestment of the Fund's assets, subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Sub-adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Fund or the Trust in any way. The Sub-adviser may execute Fund documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its providing advisory services to the Fund.

         2. Obligations of Services to be provided by the Sub-adviser. The Sub-adviser undertakes to provide the following services and to assume the following obligations:

                  a. The Sub-adviser shall manage the investment and reinvestment of the portfolio assets of the Fund, all without prior consultation with the Adviser, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents"), (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and (iii) any written instructions which the Adviser or the Trust's Board of Trustees may issue from time-to-time. The Sub-adviser also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect (the "Procedures"). The Adviser has provided to the Sub-adviser copies of all Governing Documents and Procedures and shall promptly provide to the Sub-adviser any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Sub-adviser shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Sub-adviser shall render such reports to the Trust's Board of Trustees and the Adviser as they may reasonably request concerning the investment activities of the Fund. Unless the Adviser gives the Sub-adviser written instructions to the contrary, the Sub-adviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Fund's shareholders, direct the Fund's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Fund.

                  b. Absent instructions of the Adviser to the contrary, the Sub-adviser shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Sub-adviser shall use its best efforts to obtain best execution on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Sub-adviser has complied with Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

                  c. In connection with the placement of orders for the execution of the portfolio transactions of the Fund, the Sub-adviser shall create and maintain all records pertaining to the purchase and sale of securities by the Sub-adviser on behalf of the Fund required by Rule 31a-1(b)(5) and (9) under the 1940 Act. All such records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC"), the Trust, the Adviser or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Sub-adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

                  d. The Sub-adviser shall bear its expenses of providing services pursuant to this Agreement.

         3. Compensation of the Sub-adviser. In full consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-adviser a fee at the annual rate set forth in Schedule B hereto of the value of the Fund's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Sub-adviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Sub-adviser, the value of the Fund's net assets shall be computed at the times and in the manner determined by the Trust's Board of Trustees and set forth in the Governing Documents.

         4. Other Activities of the Sub-adviser. The services of the Sub-adviser hereunder are not to be deemed exclusive, and the Sub-adviser shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired.

         5. Use of Names. The Adviser shall not use the name of the Sub-adviser or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Sub-adviser; provided, however, that the Adviser may use the name of the Sub-adviser and its affiliates in any such material that merely refers in accurate terms to the Sub-adviser's appointment hereunder. The Sub-adviser shall not use the name of the Trust or the Adviser in any material relating to the Sub-adviser in any manner not approved prior thereto by the Adviser; provided, however, that the Sub-adviser may use the name of the Adviser or the Trust in any material that merely refers in accurate terms to the appointment of the Sub-adviser hereunder.

         6. Liability of the Sub-adviser. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Sub-adviser, the Sub-adviser shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies that the Trust may have under any federal or state securities laws.

         7. Limitation of Trust's Liability. The Sub-adviser acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Sub-adviser agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Sub-adviser shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

         8. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2002 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in accordance with the provisions of the 1940 Act. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days prior written notice to the Sub-adviser or by the Sub-adviser upon 90 days prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Sub-adviser and the Adviser, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.

         9. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. The Adviser hereby consents to the disclosure to third parties of investment results and other data of the Fund in connection with providing composite investment results and related information of the Sub-adviser.

         10. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         11. Miscellaneous. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.


                         EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

                           By: /s/ Christopher P. Conkey
                             ------------------------------------------
                             Name: Christopher P. Conkey
                             Title: Executive Managing Director


                           TATTERSALL INVESTMENT GROUP, INC.

                            By: /s/ Kevin D. Girts
                              -----------------------------------------
                               Name: Kevin D. Girts
                               Title: Chief Operating Officer

                                                          As of July 24, 2002
                                   SCHEDULE A

EVERGREEN VARIABLE ANNUITY TRUST, on behalf of each of the following series:

                  Evergreen VA Foundation Fund
                  Evergreen VA Core Bond Fund

                                                            As of July 24, 2002
                                   Schedule B


                  As compensation for the Sub-adviser's services to each Fund during the period of this Agreement, the Adviser will pay to the Sub-adviser a fee at the annual rate of:


I.                Evergreen VA Foundation Fund
--------------------------------------------------------------------------------

                  0.37% of Average Daily Net Assets of the Fund

                  computed as of the close of business each business day.


II.               Evergreen VA Core Bond Fund
--------------------------------------------------------------------------------

                  The Fund pays no fees for sub-advisor's services.

                                 EXHIBIT (d)(4)
          PORTFOLIO MANAGEMENT AGREEMENT BETWEEN EVERGREEN INVESTMENT
               MANAGEMENT COMPANY, LLC AND OPPENHEIMERFUNDS, INC.

                         PORTFOLIO MANAGEMENT AGREEMENT

         AGREEMENT made this 11th day of May, 2001, by and between, Evergreen Investment Management Company, LLC, a Delaware limited liability company, (the "Advisor"), and Oppenheimer Funds, Inc., a Colorado corporation (the "Manager").

         WHEREAS, Evergreen VA Masters Fund ("Fund"), a series of Evergreen Variable Annuity Trust (the "Trust"), is a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and

         WHEREAS, the Trust is comprised of several separate investment portfolios, one of which is the Fund; and

          WHEREAS, the Advisor desires to avail itself of the services, advice and assistance of the Manager to assist the Advisor in providing investment advisory services to the Fund and the Manager desires to provide such services; and

         WHEREAS, the Advisor has entered into an Investment Advisory Agreement as of September 18, 1997 with the Trust pursuant to which the Advisor acts as investment adviser with respect to the Fund;

         NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

         1. Employment of the Manager. The Manager is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and is engaged in the business of rendering investment advisory services. The Advisor is registered under the Advisers Act and serves as investment manager to the Fund. The Advisor hereby employs the Manager to manage the investment and reinvestment of that portion of the Fund which the Advisor allocates to the Manager from time to time (the "Account"), subject to the supervision of the Advisor and the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth, and the Manager hereby accepts such employment. The Manager shall not be responsible for any services to the Fund, or the Account, or to bear any expenses, other than those expressly set forth in this Agreement. The Manager shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Advisor, the Fund or the Trust in any way. The Manager, on behalf of the Fund, may execute account documentation, agreements, contracts, and other documents requested by brokers, dealers, counter-parties and other persons in connection with its management of the Account.

         2. Rebalancing of the Fund. In addition to the Manager, the Advisor intends to appoint two other sub-advisers to assist in the management of the Fund's assets, and to allocate to each sub-adviser (including the Manager) 25% of all Fund inflows from share sales and distribution reinvestment and 25% of all Fund outflows from share redemptions and cash distributions. The Advisor and the Manager acknowledge that market action may result in each sub-adviser managing more or less than 25% of the Fund's assets at any point in time. The Advisor agrees that it will not actively reallocate Fund assets among the sub-advisers unless average daily net assets allocated to one sub-adviser (i) exceeds 35% or (ii) is less than 15%, in each case of average daily net assets of the Fund for three consecutive calendar months. Upon the occurrence of such an event, the Advisor may, but shall not be obligated to, reallocate Fund assets among the sub-advisers so as to provide for more equal distribution of Fund assets among sub-advisers. The Advisor shall provide each sub-adviser affected by such reallocation with at least 30 days prior notice thereof.

         3. Obligations of Services to be Provided by the Manager. The Manager undertakes to provide the following services and to assume the following obligations:

         a. The Manager shall manage the investment and reinvestment of the portfolio assets of the Account, all without prior consultation with the Advisor, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents"), (ii) the requirements applicable to registered investment companies under the1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") insurance diversification laws, and (iii) any written instructions which the Advisor or the Trust's Board of Trustees may issue from time-to-time; provided, however, that for purposes of determining compliance with the Governing Documents and with applicable law, the Manager shall treat the Account as if it constituted the entire Fund. The Manager also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect as previously provided to the Manager by the Advisor (the "Procedures"). Notwithstanding anything to the contrary contained in this Agreement, but subject to the Manager's obligations set forth in clauses 3 a (i)-(iii) above, the Advisor expressly assumes and shall retain overall responsibility for (i) monitoring the investment program maintained by the Manager for the Account and the other subadvisers to ensure that the Account's and the Fund's assets are invested in compliance with this Agreement, the Governing Documents, the Procedures and the requirements imposed on "variable contracts" and "regulated investment companies" (as their terms are used in the Code) under applicable law, (ii) the actions and omissions of any other subadviser to the Fund, for the purposes of compliance or otherwise, and (iii) all other compliance requirements relating to the Fund. The Advisor has provided to the Manager true and correct copies of all Governing Documents and Procedures and shall promptly provide to the Manager any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Manager shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Manager shall from time to time (but no more often than quarterly) upon reasonable request render reports in such form as the Manager shall determine to the Trust's Board of Trustees and the Advisor on portfolio transactions and investments held in the Account. The Manager shall, in good faith and in a manner which it reasonably believes best serves the interests of the Account's shareholders, direct the Account's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Account.

         b. Subject to supervision of the Advisor, the Manager is authorized to, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as the Manager may select which may include, to the extent permitted by the Advisor and the Fund, brokers or dealers affiliated with the Manager. The Manager shall seek to obtain "best execution" on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Manager has complied with Section 28(e) of the Securities Exchange Act of 1934, the Manager may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

         On occasions when the Manager deems the purchase or sale of a security to be in the best interests of the Fund as well as other clients of the Manager, the Manager, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain to most favorable price or lower brokerage commissions and efficient execution. In such event, allocations of securities so sold or purchased, as well as the expenses incurred in the transaction, will be made by the Manager in the manner the Manager considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients. Subject to the foregoing provisions of this section (b), then Manager may also consider sales of Fund shares and shares of other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers or dealers for the Fund's portfolio transactions.

         c. Solely in connection with the placement of orders for the execution of the portfolio transactions of the Account, the Manager shall maintain all necessary records pertaining to the purchase and sale of securities by the Manager on behalf of the Account required by Rule 31a-2 (c) and (f) under the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC"), the Trust, the Advisor or any person retained by the Trust during business hours upon reasonable notice and request. Where applicable, such records shall be maintained by the Manager for the periods and in the places required by Rule 31a-2 under the 1940 Act.

         d. The Manager shall bear its expenses of providing services pursuant to this Agreement.

         e. Notwithstanding anything to the contrary contained herein, the Adviser shall remain responsible for, among other things, providing to the Manager, or causing the Fund's Custodian to provide to the Manager, on each business day as of a time deadline to be mutually agreed upon but in no event later than reasonably necessary for the Manager to perform its daily duties, a report or computer download in a mutually acceptable software program and format, detailing the Account's portfolio holdings, uninvested cash, current valuations and other information requested by the Manager to assist it in carrying out its duties under this Agreement, as of the close of the prior business day. In performing obligations under this Agreement, the Manager may rely on the information provided to it by or on behalf of the Advisor or the Fund's Custodian.

         f. The Advisor agrees to abide by the provisions of the 1940 Act and the Advisers Act, and the regulations thereunder, irrespective of whether it is not an "investment adviser" subject to the provisions of each statutes and regulations.

         g. The Advisor hereby represents and warrants to the Manager that (i) all computer and other systems used by the Advisor in connection with the management and operation of the Fund, and (ii) the Advisor believes, after reasonable inquiry, that all computer and other systems used by third parties in connection with the management and operation of the Fund, shall be able to handle eight digit dates and the advent of the Year 2000 will not materially affect the functioning of such systems.

         4. Compensation of the Manager. In full consideration of services rendered pursuant to this Agreement, the Advisor will pay the Manager a fee at the annual rate set forth in Schedule A hereto of the value of the Account's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as possible after the end of each month but no later than 15 days after the end of the preceding month. If the Manager shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Manager, the value of the Account's net assets shall be computed at the times and in the manner that the Fund's net assets are computed, as specified in the Governing Documents.

         5. Other Activities of the Manager. The services of the Manager hereunder are not to be deemed exclusive, and the Manager (including its officers and employees) shall be free to render investment advisory, administrative or other services to others and to engage in other activities.

         6. Use of Names. The Advisor shall not use the name of the Manager or any of its affiliates in any prospectus, sales literature or other material in any manner not approved in writing prior thereto by the Manager; provided, however, that the Advisor may use the name of the Manager in any such material that merely refers in accurate terms to the Manager's appointment hereunder so long as the size and format of reference is consistent with any reference to other Fund sub-advisors named in such material. The Manager shall not use the name of the Trust or the Advisor in any material relating to the Manager in any manner not approved prior thereto by the Advisor; provided, however, that the Manager may use the name of the Advisor or the Trust in any material that merely refers in accurate terms to the appointment of the Manager hereunder.

         7. Liability of the Manager. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Manager, the Manager shall not be liable for any act or omission, or any losses that may be sustained, in the course of, or connected with, rendering services hereunder. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies which the Trust may have under any federal or state securities laws. The Manager shall not be liable to the Advisor, the Trust or the Fund for any losses that may be sustained as a result of delays in or inaccuracy of information about the Fund provided to the Manager by or on behalf of the Advisor or the Fund's Custodian.

         8. Limitation of Trust's Liability. The Manager acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Manager agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

         9. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2001 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, by the Advisor, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days prior written notice to the Manager or by the Manager upon 60 days' prior written notice to the Advisor, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Investment Advisory and Management Agreement between the Advisor and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Manager and the Advisor, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.

         10. Confidential Relationship. Any confidential information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. The Advisor hereby consents to the disclosure to third parties of investment results and other data of the Account in connection with providing composite investment results and related information of the Manager.

         11. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         12. Miscellaneous. This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.


                      EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                       By: /s/ Christopher P. Conkey

                               Authorized Officer


                       OPPENHEIMERFUNDS, INC.


                       By: /s/ Andrew J. Donohue

                               Authorized Officer

                                   SCHEDULE A


Evergreen VA Masters Annual Fee as a % of average daily net Fund assets of the
Account:

    0.50% of the first $500 million of net assets, (with a minimum fee of no less than $5,000 per month commencing 3 months after the date hereof)

  0.40% of next $500 million of net assets, 0.35% of net assets over $1 billion

                                 EXHIBIT (d)(5)
PORTFOLIO MANAGEMENT AGREEMENT BETWEEN EVERGREEN INVESTMENT MANAGEMENT, LLC AND
                        MFS INSTITUTIONAL ADVISORS, INC.

                         PORTFOLIO MANAGEMENT AGREEMENT


         AGREEMENT made this 11th day of May, 2001, by and between Evergreen Investment Management Company, LLC, a Delaware limited liability company, (the "Advisor"), and MFS Institutional Advisors, Inc., a Delaware corporation (the "Manager").

         WHEREAS, the Advisor has been organized to serve as investment adviser of the Evergreen VA Masters Fund ("Fund"), a series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and

         WHEREAS, the Trust is comprised of several separate investment portfolios, one of which is the Fund; and

         WHEREAS, the Advisor desires to avail itself of the services, advice and assistance of the Manager to assist the Advisor in providing investment advisory services to the Fund; and

         WHEREAS, the Manager is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Advisor;

         NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

         1. Employment of the Manager. The Advisor hereby employs the Manager to manage the investment and reinvestment of that portion of the Fund which the Advisor allocates to the Manager from time to time (the "Account"), subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Manager hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Manager shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Advisor, the Fund or the Trust in any way. The Manager may execute account documentation, agreements, contracts, and other documents requested by brokers, dealers, counterparties and other persons in connection with its management of the Account.

         2. Rebalancing of the Fund. In addition to the Manager, the Advisor intends to appoint two other sub-advisers to assist in the management of the Fund's assets, and to allocate to each sub-adviser 25% of all Fund inflows from share sales and distribution reinvestments and 25% of all Fund outflows from share redemptions and cash distributions. The Advisor and the Manager acknowledge that market action may result in each sub-adviser managing more or less than 25% of the Fund's assets at any point in time. The Advisor agrees that it will not actively reallocate Fund assets among the sub-advisers unless average daily net assets allocated to one sub-adviser (i) exceeds 35% or (ii) is less than 15%, in each case of average daily net assets of the Fund for three consecutive calendar months. Upon the occurrence of such an event, then Advisor may, but shall not be obligated to, reallocate Fund assets among the sub-advisers so as to provide for more equal distribution of Fund assets among sub-advisers. The Advisor shall provide each sub-adviser affected by such reallocation with at least 30 days prior notice thereof.

         3. Obligations of Services to be Provided by the Advisor. The Manager undertakes to provide the following services and to assume the following obligations:

         a. The Manager shall manage the investment and reinvestment of the portfolio assets of the Account, all without prior consultation with the Advisor, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents")(ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the Investment Company Act of 1940 ("1940 Act") and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") insurance diversification laws, and (iii) any written instructions which the Advisor or the Trust's Board of Trustees may issue from time-to-time; provided, however, that for purposes of determining compliance with the Governing Documents and with applicable law, the Manager may treat the Account as if it constituted the entire Fund. The Advisor also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect and provided to the Adviser (the "Procedures"). The Advisor has provided to the Manager copies of all Governing Documents and Procedures and shall promptly provide to the Manager any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Manager shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Manager shall render such reports to the Trust's Board of Trustees and the Advisor as they may reasonably request concerning the investment activities of the Account. Unless the Advisor gives the Manager written instructions to the contrary, the Manager shall, in good faith and in a manner which it reasonably believes best serves the interests of the Account's shareholders, direct the Account's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Account.

         b. Absent instructions of the Advisor to the contrary, the Manager shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Manager shall use its best efforts to obtain "best execution" on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Manager has complied with Section 28(e) of the Securities Exchange Act of 1934, the Manager may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

         c. In connection with the placement of orders for the execution of the portfolio transactions of the Account, the Manager shall create and maintain all necessary records pertaining to the purchase and sale of securities by the Manager on behalf of the Account in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC") as required by applicable law, the Trust, the Advisor or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Manager for the periods and in the places required by Rule 31a-2 under the 1940 Act.

         d. The Manager shall bear its expenses of providing services pursuant to this Agreement.

         4. Compensation of the Advisor. In full consideration of services rendered pursuant to this Agreement, the Advisor will pay the Manager a fee at the annual rate set forth in Schedule A hereto of the value of the Account's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Manager shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Manager, the value of the Account's net assets shall be computed at the times and in the manner that the Fund's net assets are computed, as specified in the Governing Documents.

         5. Other Activities of the Advisor. The services of the Manager hereunder are not to be deemed exclusive, and the Manager shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired.

         6. Use of Names. The Advisor shall not use the name of the Manager or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Manager; provided, however, that the Advisor may use the name of the Manager and its affiliates in any such material that merely refers in accurate terms to the Manager's appointment hereunder. The Manager shall not use the name of the Trust or the Advisor in any material relating to the Manager in any manner not approved prior thereto by the Advisor; provided, however, that the Manager may use the name of the Advisor or the Trust in any material that merely refers in accurate terms to the appointment of the Manager hereunder.

         7. Liability of the Manager. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Manager, the Manager shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies which the Trust may have under any federal or state securities laws.

         8. Limitation of Trust's Liability. The Manager acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Manager agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

         9. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2001 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, by the Advisor, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days' prior written notice to the Manager or by the Manager upon 90 days' prior written notice to the Advisor, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Investment Advisory and Management Agreement between the Advisor and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Manager and the Advisor, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.

         10. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation or in the ordinary course of the Adviser carrying out its duties as anticipated by this agreement. The Advisor hereby consents to the disclosure to third parties of investment results and other data of the Account in connection with providing composite investment results and related information of the Manager.

         11. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         12. Miscellaneous. This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of The date first written above.


                                  EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

                                   By: /s/ William J. Tomko

                                                 Authorized Officer


                                   MFS INSTITUTIONAL ADVISORS, INC.


                                    By: /s/ Albert H. Elfner

                                              Authorized Officer

                                   SCHEDULE A

             Evergreen VA Masters Fund Annual Fee as a % of average
                      daily net Fund assets of the Account:

                  0.50% of the first $500 million of net assets

                  0.40% of the next $500 million of net assets

                       0.35% of net assets over $1 billion

                                 EXHIBIT (d)(6)
          PORTFOLIO MANAGEMENT AGREEMENT BETWEEN EVERGREEN INVESTMENT
                            MANAGEMENT COMPANY, LLC
                       AND MARSICO CAPITAL MANAGEMENT, LLC

                              SUBADVISORY AGREEMENT

         AGREEMENT made as of the 1st day of September, 2002, by and between Evergreen Investment Management Company, LLC, a Delaware corporation (the "Advisor"), and Marsico Capital Management, LLC, a Delaware limited liability company ("the Subadvisor").

         WHEREAS, the Advisor serves as investment adviser of the Evergreen VA Masters Fund ("Fund"), a series of The Evergreen Variable Annuity Trust ("the Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended ("the 1940 Act") and the Securities Act of 1933 ("the Registration Statement"); and

     WHEREAS, the Trust is comprised of several separate investment portfolios, one of which is the Fund; and

         WHEREAS, the Advisor desires to avail itself of the services, advice and assistance of the Subadvisor to assist the Advisor in providing investment advisory services to the Fund; and

        WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended ("the Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Advisor;

         NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follow:

        1. Employment of the Subadvisor. The Advisor hereby employs the Subadvisor to manage the investment and reinvestment of that portion of the Fund which the Advisor allocates to the Subadvisor from time to time ("the Account"), subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Subadvisor hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Subadvisor shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Advisor, the Fund or the Trust in any way. The Subadvisor may execute account documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its management of the Account.

         2. Rebalancing of the Fund. The Advisor intends to allocate approximately 25% of the existing net assets of the Fund for management by the Subadvisor. In addition to the Subadvisor, the Advisor intends to appoint or has appointed two other sub-advisers to assist in the management of the Fund's assets along with the Advisor, and intends to allocate to each sub-adviser (including the Advisor) 25% of all Fund new share purchases, purchase exchanges, and distribution reinvestment less share redemptions, redemption exchanges and cash distributions ("Net Flows"). The Advisor and the Subadvisor acknowledge that market action may result in each sub-adviser managing more or less than 25% of the Fund's assets at any point in time. The Advisor agrees that it will not actively reallocate Fund assets among the sub-advisers unless average daily net assets allocated to one sub-adviser (i) exceeds 35% or (ii) is less than 15%, in each case of average daily net assets of the Fund for three consecutive calendar months. Upon the occurrence of such an event, the Advisor may, but shall not be obligated to, reallocate Fund assets among the sub-advisers so as to provide for more equal distribution of Fund assets among the sub-advisers and itself. The Advisor may effect such rebalancing by reallocating existing Fund assets or by changing the allocation of Fund Net Flows, in its sole discretion. The Advisor shall provide each sub-adviser affected by such reallocation with at least 30 days prior written notice thereof.

        3. Obligations of Services to be Provided by the Subadvisor. The Subadvisor undertakes to provide the following services and to assume the following obligations:

         a. The Subadvisor shall have complete discretion to manage the investment and reinvestment of the portfolio assets of the Account, all without prior consultation with the Advisor, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect ("the Governing Documents") (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the Investment Company Act of 1940 ("1940 Act") and Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code") and (iii) any written instructions which the Advisor or the Trust's Board of Trustees may issue from time-to-time; provided, however, that for purposes of determining compliance with the Governing Documents and with applicable law, the Subadvisor may treat the Account as if it constituted the entire Fund. The Subadvisor shall have no responsibility with respect to the Fund's assets other than the assets in the Account. The Subadvisor also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect and provided in writing to the Subadvisor ("the Procedures"). The Advisor has provided to the Subadvisor copies of all Governing Documents and Procedures and shall promptly provide to the Subadvisor any amendments or supplements thereto. Advisor shall send such amendments to Subadvisor promptly, and Subadvisor shall be obliged to follow such amended procedures as of the date of their receipt or the effective date of such amendments, whichever is later. Subject to and in pursuance of the foregoing, the Subadvisor shall make all determinations with respect to the purchase and sale of portfolio securities with full power and authority to engage in such transactions, and shall take such action necessary to implement any such transactions. The Subadvisor shall render such reports to the Trust's Board of Trustees and the Advisor as they may reasonably request concerning the investment activities of the Account. Unless the Advisor gives the Subadvisor written instructions to the contrary, the Subadvisor shall, in good faith and in a manner which it reasonably believes best serves the interests of the Account's shareholders, vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Account. Subadvisor has the authority to tender or convert any securities in the Account; to execute waivers, consents and other instruments with respect to such securities; and to endorse, transfer or deliver such securities or to consent to any class action, plan or reorganization, merger, combination, consolidation, liquidation or similar plan with reference to such securities.

         b. The Advisor may direct the Subadvisor to effect up to 25% of all transactions in portfolio securities for the Account through broker-dealers in a manner that will help generate resources to pay the cost of certain expenses that the Trust is required to pay or for which the Trust is required to arrange payment or for any other lawful purposes. The Subadvisor will treat such a direction as a decision by the Advisor to retain, to the extent of the direction, the discretion that the Subadvisor otherwise would exercise to select broker-dealers and negotiate commissions for the Account. There may be occasions when the Subadvisor is unable to obtain best execution because, for example, the selected broker may not be as efficient in executing transactions as another broker would be, the trade cannot be aggregated with other trades sent to other brokers, or for other reasons. Absent instructions of the Advisor to the contrary, the Subadvisor shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Subadvisor shall seek to obtain best execution of all portfolio transactions executed on behalf of the Fund if the Subadvisor selects the broker and otherwise has meaningful control of the execution, provided that, so long as the Subadvisor has complied with
Section 28(e) of the Securities Exchange Act of 1934, the Subadvisor may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged. Specifically, the Subadvisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage or research services to the Subadvisor an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer offering equally good execution capability in the portfolio investment would have charged for effecting that transaction if the Subadvisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage or research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Subadvisor's overall responsibilities with respect to the Fund and to other clients of the Subadvisor as to which the Subadvisor exercises investment discretion.

         c. Subadvisor may use any entity affiliated with it, including Banc of America Securities, LLC ("BAS"), as a broker or dealer ("affiliated broker") to execute trades for the Fund. An affiliated broker generally will not act as principal for its own account, but will act as agent for other persons including the Fund. An affiliated broker may execute transactions for the Fund on an exchange floor, and receive and retain all commissions, fees, and benefits. An affiliated broker also may execute agency cross trades, in which the affiliated broker acts as broker for another customer in the same transaction in which it acts as broker for the Fund. Subadvisor will comply with all applicable legal requirements, including Rule 17e-1 under the Investment Company Act and Rule 206(3)-2 under the Investment Advisers Act and with the Procedures. Advisor is aware that the affiliation between the Subadvisor and an affiliated broker (such as BAS) could give the Subadvisor or its parent, Bank of America Corporation, an indirect interest in brokerage commissions received by the affiliated broker (such as BAS). This could create a potential conflict of interest when the Subadvisor considers whether to use an affiliated broker. Advisor is also aware that agency cross trades could create potentially conflicting divisions of loyalties and responsibilities, because the affiliated broker acts for and receives commissions from both parties, while the Subadvisor advises the Fund to enter into the trade. The Subadvisor will use an affiliated broker only when it believes that this is in the Fund's best interests because the broker is expected to provide best execution. Advisor may at any time revoke its consent to the execution of future agency cross trades for its account by giving written notice to Subadvisor or the affiliated broker, which will become effective after receipt.

         d. In connection with the placement of orders for the execution of the portfolio transactions of the Account, the Subadvisor shall create and maintain all necessary records pertaining to the purchase and sale of securities by the Subadvisor on behalf of the Account in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC") as required by applicable law, the Trust, the Advisor or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Subadvisor for the periods and in the places required by Rule 31a-2 under the 1940 Act.

         e. The Subadvisor shall bear its expenses of providing services pursuant to this Agreement. However, the Subadvisor shall not be obligated to pay any expenses of Advisor or the Fund, including without limitation, interest and taxes, brokerage commissions and other costs associated with the purchase or sale of securities and other investment instruments, custodian fees, and other Account expenses.

        4. Custody. Subadvisor will at no time have custody or physical control of the cash and assets in the Account, and will not be liable for any act or omission of the Fund's Custodian.

        5. Compensation of the Subadvisor. In full consideration of services rendered pursuant to this Agreement, the Advisor will pay the Subadvisor a fee at the annual rate set forth in Schedule A hereto of the value of the Account's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Subadvisor shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Subadvisor, the value of the Account's net assets shall be computed at the times and in the manner that the Fund's net assets are computed, as specified in the Governing Documents.

        6. Other Activities of the Subadvisor. The services of the Subadvisor hereunder are not to be deemed exclusive, and the Subadvisor shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired. The Subadvisor may give advice and take action with respect to other clients that may differ from the advice given to or the actions taken for the Fund, in terms of securities, timing, nature of transactions and other factors, so long as Subadvisor, to the extent practicable, attempts in good faith to allocate investment opportunities on a fair and equitable basis among its clients, including the Fund, taking into account factors such as their different investment objectives, restrictions, and cash positions. Other clients of Subadvisor, as well as Subadvisor, its principals, employees, affiliates and their family members, may hold and engage in transactions in securities also purchased or sold for the Fund, or about which Subadvisor has given advice to the Fund. Subadvisor has no obligation to purchase, sell or make recommendations for the Fund concerning any security which Subadvisor purchases, sells or recommends to any other client, or any security in which Subadvisor, its principals, employees, affiliates or their family members may invest.

         7. Use of Names. The Advisor shall not use the name of the Subadvisor or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Subadvisor; provided, however, that the Advisor may use the name of the Subadvisor and its affiliates in any such material that merely refers in accurate terms to the Subadvisor's appointment hereunder. The Subadvisor shall not use the name of the Trust or the Advisor in any material relating to the Subadvisor in any manner not approved prior thereto by the Advisor; provided, however, that the Subadvisor may use the name of the Advisor or the Trust in any material that merely refers in accurate terms to the appointment of the Subadvisor hereunder.

         8. Liability of the Subadvisor. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Subadvisor, the Subadvisor shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. No statement in this Agreement or any other document constitutes a representation by Subadvisor regarding the rate of growth or return of the Account. Neither Subadvisor nor any of its officers, directors or employees make any representations or warranties, express or implied, that any level of performance or investment results will be achieved by the Account or that the Account will perform comparably with any standard or index, including other clients of Subadvisor, whether public or private. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies which the Trust may have under any federal or state securities laws.

       9. Limitation of Trust's Liability. The Subadvisor acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Subadvisor agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Subadvisor shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

        10. Advisor Representations. Advisor represents that: (i) the retention of Subadvisor by Advisor as contemplated by this Agreement is authorized by the respective governing documents of the Trust and the Advisor; (ii) the execution, delivery and performance of this Agreement does not violate any obligation by which the Trust or the Advisor or their respective property is bound, whether arising by contract, operation of law or otherwise; (iii) this Agreement has been duly authorized by appropriate action of the Trustees and Advisor and when executed and delivered will be a legal, valid and binding obligation of the Advisor, enforceable against the Advisor in accordance with its terms, subject, as to enforcement, to laws affecting creditors' rights generally and general equitable principles; (iv) Advisor has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and instituted procedures reasonably necessary to prevent access persons under Rule 17j-1 from violating the code of ethics; (v) Advisor is not prohibited by applicable law, regulation or order from performing the services contemplated by this Agreement;
(vi) Advisor will promptly notify Subadvisor of the occurrence of any event that would disqualify Advisor from serving as investment manager of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise; and (vii) Advisor has received Part II of Subadvisor's current Form ADV.

        11. Subadvisor Representations. Subadvisor represents that: (i) the execution, delivery and performance of this Agreement does not violate any obligation by which the Subadvisor is bound, whether arising by contract, operation of law or otherwise; (ii) this Agreement has been duly authorized by appropriate action of the Subadvisor and when executed and delivered will be a legal, valid and binding obligation of the Subadvisor, enforceable in accordance with its terms; (iii) Subadvisor is registered as an investment adviser under the Advisers Act; (iv) Subadvisor has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and instituted procedures reasonably necessary to prevent access persons under Rule 17j-1 from violating the code of ethics; (v) Subadvisor is not prohibited by applicable law, regulation or order from performing the services contemplated by this Agreement; and (vi) Subadvisor will promptly notify Advisor of the occurrence of any event that would disqualify Subadvisor from serving as investment manager of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

         12. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, for a period of two years from the date hereof and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, by the Advisor, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days' prior written notice to the Subadvisor or by the Subadvisor upon 60 days' prior written notice to the Advisor, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Investment Advisory and Management Agreement between the Advisor and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and a vote of a majority of the outstanding voting securities shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Subadvisor and the Advisor, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities. Any amendment must be in writing and signed by both parties. Upon any termination of this Agreement, Subadvisor retains the right to complete any transactions open as of the termination date and to retain amounts in the Account to effect their completion. Upon any termination, it is Advisor's responsibility to issue written instructions regarding assets in the Account. Fees will be prorated to the date of any termination.

         13. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation or in the ordinary course of the Advisor's or Subadvisor's carrying out its duties as anticipated by this agreement. The Advisor hereby consents to the disclosure to third parties of investment results and other data of the Account in connection with providing composite investment results and related information of the Subadvisor.

         14. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         15. Notices. Any notices hereunder shall be in writing, duly signed by the party giving such notice, and shall be effective when received by the party to whom addressed at the address indicated below or to such other address as a party may designate in writing to the other party.

Advisor:
Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, Massachusetts  01922
Attention: Catherine F. Kennedy

Subadvisor:
Marsico Capital Management, LLC
1200 17th Street, Suite 1300
Denver, Colorado  80202
Attention:  Mary Watson

         16. Miscellaneous. This Agreement, including the Schedules attached hereto, constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof and supersedes all prior agreements, negotiations, representations and proposals, whether written or oral. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.


                             EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC



                                  By: /s/ Christopher P. Conkey

                                      Authorized Officer


                              MARSICO CAPITAL MANAGEMENT, LLC


                                  By: /s/ Christopher J. Marsico

                                      President

                                   SCHEDULE A



       Evergreen VA Masters Fund 0.50% of average daily net assets of the
                                    Account.

                                 EXHIBIT (p)(4)
                CODE OF ETHICS - MARSICO CAPITAL MANAGEMENT, LLC

                                 Code of Ethics

Marsico Capital Management, LLC and The Marsico Investment Fund
 Page 16

                         MARSICO CAPITAL MANAGEMENT, LLC

                           THE MARSICO INVESTMENT FUND

                                 CODE OF ETHICS

A.       Introduction and Overview.............................................1
--       -------------------------


B.       Persons Covered by the Code...........................................2
--       ---------------------------


C.       General Conduct Guidelines for Personal Investments...................3
--       ---------------------------------------------------


D.1.     Prohibition on Purchases of Certain Securities........................4
----     ----------------------------------------------


D.2.     Exempted Transactions.................................................5
----     ---------------------


D.3.     Pre-Approval and Other Requirements for Selling Restricted Trading
----     -------------------------------------------------------------------
         Securities............................................................7
         ----------



E.1.     Reports About Securities Holdings and Transactions....................8
----     --------------------------------------------------


E.2.     Review of Reports and Other Documents................................11
----     -------------------------------------


F.       Violations of the Code...............................................11
--       ----------------------


G.1.     Miscellaneous Issues concerning Board Service, Gifts, and Limited
----     ------------------------------------------------------------------
         Offerings............................................................11
         ---------


G.2.     Recordkeeping Requirements...........................................12
----     --------------------------


G.3.     Board Approval and Annual Review Requirements........................12
----     ---------------------------------------------


G.4.     Certification of Compliance..........................................13
----     ---------------------------


G.5.     Effective Date.......................................................13
----     --------------


H.       Definitions..........................................................13
--       -----------


I.       Forms................................................................15
----     -----



A.       Introduction and Overview

         This is the Code of Ethics ("Code") of Marsico Capital Management, LLC ("MCM") and The Marsico Investment Fund (the "Funds") (together, "Marsico"). It is intended to help ensure that our professional and personal conduct preserves Marsico's reputation for high standards of ethics and integrity. It is also intended to ensure that we obey federal and state securities laws.

         We who are associated with Marsico owe fiduciary duties to our clients. One important part of our duty is to place the interests of our clients ahead of our own interests, and to avoid potential conflicts of interest. We have to avoid activities, interests, and relationships that might interfere, or appear to interfere, with our decisions for Fund shareholders and other clients. A conflict of interest can arise even if we don't intend it, and even if our clients don't take a loss.

         The Code is designed to help us avoid conflicts of interest in personal trading and related activities. It emphasizes three general principles:

1. We must place the interests of our clients first, including the Funds, their shareholders, and other clients. As fiduciaries, we must scrupulously avoid putting our own personal interests ahead of the interests of Marsico clients.

2. We must conduct all personal securities transactions consistently with the Code, and avoid any actual or potential conflict of interest and any abuse of our position of trust.

3. We must not take inappropriate advantage of our positions. The receipt of investment opportunities, perquisites, or gifts from persons seeking business with Marsico could call into question our independent judgment.

         The Code's rules apply to everyone identified in Section B below. It is your responsibility to become familiar with the Code and to comply with it. Compliance with the Code is a condition to employment with Marsico. Violations of the Code will be taken seriously and could result in sanctions against the violator, including termination of employment.

         The Code addresses a variety of issues, but cannot anticipate every situation. You are expected to follow both the letter and the spirit of the Code. Even if no specific Code provision applies, please avoid all conflicts of interest and abide by the general principles of the Code.

         Marsico may impose more stringent requirements or grant exemptions when necessary. Exemptions must be documented by the Compliance Department, and will be granted only when no harm to MCM's clients or the Funds is expected to result. Because regulations and industry standards can change, Marsico reserves the right to change any part of the Code. If you have any questions about the Code, please contact the Compliance Department or the General Counsel.

         Capitalized terms in the Code are defined in Section H below.

B.       Persons Covered by the Code

         The Code applies to all Covered Persons. Covered Persons include all Access Persons and all Employees (whether or not they are Access Persons).

         Some provisions of the Code apply indirectly to other persons, such as relatives, significant others, or advisers, if they own or manage securities or accounts in which a Covered Person has a Beneficial Ownership interest. For example, if you are a Covered Person, the Code's investment restrictions and reporting requirements apply both to you, and to securities or accounts (1) owned by a relative who lives in your home or whom you support, or by a non-relative who shares significant financial arrangements with you, or (2) managed by an adviser for you or a close relative. An exemption may apply to a Special Account that you don't directly or indirectly influence or control, as discussed in Sections D.2.e.(4) and E.1.

 Outside Trustees

         Special rules apply to Covered Persons who are Outside Trustees. An Outside Trustee is not subject to the investment restrictions or reporting requirements in Sections D.1, D.2, D.3, or E.1 unless that Outside Trustee knew or should have known, in the ordinary course of fulfilling his or her official duties as a Fund trustee, that during the 15-day period immediately before or after the Outside Trustee's transaction in a Covered Security, Marsico purchased or sold that security, or considered the purchase or sale of that security.

Covered Persons Not Employed by Marsico

         Some Covered Persons may be employed by employers other than Marsico. This may include, for example, any officer of the Funds' principal underwriter, Sunstone Distribution Services, LLC ("Sunstone"), or any employee of a person in a control relationship with MCM or the Funds, such as Bank of America
Corporation or an affiliate, if the officer or employee obtains information regarding the purchase or sale of Covered Securities by a Fund. Covered Persons who are not employed by Marsico may satisfy their obligations to comply with this Code by complying fully with their employer's code of ethics, subject to certain conditions listed below.1

         First, the Board of Trustees of the Funds, including a majority of the Outside Trustees, must have determined that the other employer's code of ethics contains procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by Rule 17j-1(b) under the Investment Company Act. The Board of Trustees also must have received a written certification by the other employer that it has adopted procedures reasonably necessary to prevent Access Persons from violating its code of ethics. Second, the Board of Trustees of the Funds, including a majority of the Outside Trustees, must approve any material change to the other employer's code of ethics no later than six months after adoption of the material change. Third, at least annually, the Board of Trustees must consider a written report that describes any issues arising under the other employer's code of ethics, and that certifies that the other employer has adopted procedures reasonably necessary to prevent Access Persons from violating the code.

C.       General Conduct Guidelines for Personal Investments

         As explained in Section D.1, the Code prohibits all of us Covered Persons from purchasing Restricted Trading Securities, but permits us otherwise to hold, acquire, or sell these and other types of securities in certain circumstances. SEC rules impose general conduct guidelines that apply to our personal investments that are permitted by the Code:

1. You may not acquire an interest in a Limited Offering or in an Initial Public Offering without the prior written approval of MCM.

2. You may not, in connection with your acquisition or sale of any Security Held or to be Acquired by a Fund:

         (a)  Employ any device, scheme, or artifice to defraud the Fund;

         (b) Make to the Fund any untrue statement of a material fact, or omit to state to the Fund a material fact necessary in order to make the statements made not misleading, in light of the circumstances under which the statements are made;

         (c) Engage in any act, practice, or course of business that would operate as a fraud or deceit upon any Fund; or

         (d)  Engage in any manipulative practice with respect to the Fund.

         Practices that may violate these guidelines include intentionally causing a Fund to act or fail to act in order to achieve a personal benefit rather than to benefit the Fund. Examples would include your causing a Fund to buy a Covered Security to support or drive up your investment in the security, or causing the Fund not to sell a Covered Security to protect your investment.

         Another practice that may violate these provisions would be your exploitation of your knowledge of Fund transactions to profit from their market effects. Further, because you have a duty to tell investment personnel about Covered Securities that are suitable for client investment, another violation may be your failure to recommend a suitable Covered Security or to purchase the Covered Security for a client to avoid a potential conflict with your personal transactions.

D.1.     Prohibition on Purchases of Certain Securities

         Personal investing by Covered Persons can create potential conflicts of interest and the appearance of impropriety. Unrestricted personal investing also could distract us from our service to clients by diverting resources or opportunities from client account management. Thus, Marsico has decided to prohibit all of us Covered Persons from purchasing any securities unless the purchase is an Exempted Transaction listed in Section D.2.2

         The  practical  effect of  combining  this  prohibition  with  Exempted
Transactions is to restrict your purchase of certain securities we call Restricted Trading Securities (if the purchase is made for any account in which you have a Beneficial Ownership interest, or made by you for any other account). The Restricted Trading Securities that you generally may not purchase include, without limitation, shares of common stock or preferred stock in a particular public operating company, shares of closed-end investment companies, corporate bonds, and options or other derivatives based on any of these securities.

         You may hold a Restricted Trading Security that was purchased before your association with Marsico. You also may otherwise acquire and hold a Restricted Trading Security through certain Exempted Transactions listed in Section D.2. In addition, you may sell a Restricted Trading Security if you comply with the sale pre-approval requirements in Section D.3.

D.2.     Exempted Transactions

         As a Covered Person, you may participate in the Exempted Transactions listed below. Exempted Transactions generally are exempted from the prohibition on purchases in Section D.1. and the sale pre-approval requirements in Section D.3., except as noted below. Exempted Transactions must still comply with other Code requirements, including the general conduct guidelines in Section C, and reporting requirements in Section E.1. If you have any doubt about how the Code applies to a particular transaction, please contact the Compliance Department or the General Counsel.

a.       Purchase or sale of securities that are not Covered Securities
         --------------------------------------------------------------
(subject only to Section E.1. reporting requirements for accounts that contain the securities)

         (1)......You may buy or sell without  restrictions any security that is not a Covered Security, including shares of registered open-end mutual funds, money market funds, Treasury securities, bank certificates of deposit, and high quality short-term debt instruments such as bankers' acceptances and commercial paper. Please note that no exemption covers shares of closed-end funds, which are Restricted Trading Securities.

b.  Purchase  or sale of  Covered  Securities  that are not  Restricted  Trading
Securities   (subject  to  conduct   guidelines   in  Section  C  and  reporting
requirements in Section E.1.)

         (1) ....You may buy or sell shares of  index-related  funds,  including exchange-traded open-end funds, unit investment trusts, and similar products that are linked to broadly based securities indices or sectors.

         (2)......You may buy or sell municipal bonds and notes.

         (3)......You may buy or sell any interest in foreign currency.

         (4)......You  may participate in  transactions in derivatives  that are based on securities other than Restricted Trading Securities (for example, options, futures, or other instruments that are based on Treasury bonds, municipal bonds, or foreign currency). No exemption applies to transactions in derivatives that are based on Restricted Trading Securities (such as options based on particular common stocks or corporate bonds).

         (5)......A financial adviser,  trustee, or other person may buy or sell securities that are not Restricted Trading Securities in a managed account for you (or for a person in whose securities you have a Beneficial Ownership interest). This permits managed accounts to buy mutual funds, Treasury securities, exchange-traded funds, municipal bonds, or foreign currency.

c.       Purchase (but not sale) of Restricted Trading Securities in limited
         --------------------------------------------------------------------
circumstances (subject to conduct guidelines in Section C, sale pre-approval requirements in Section D.3, and reporting requirements in Section E.1.)

         (1)......You  may  buy  (but  not  sell)  securities  through  dividend reinvestment plans (if you do not make discretionary additional purchases), or through rights offerings granted to all shareholders on a pro rata basis (such as rights to buy tracking or spinoff stock). MCM hereby grants approval to acquire an interest in an Initial Public Offering in this manner. Please note that any sale of Restricted Trading Securities obtained through dividend reinvestments or rights offerings must meet the sale pre-approval and other requirements in Section D.3.

         (2)  .....You  may buy (but not sell) an interest in any other  Initial
Public Offering only if you obtain MCM's prior approval (see attached form of Approval of Investment in Initial Public Offering).

d.       Sale (but not purchase) of Restricted Trading Securities in limited
         ----------------------------------------------------------------------
circumstances (subject to conduct guidelines in Section C, sale pre-approval requirements in Section D.3., and reporting requirements in Section
E.1.)

         (1)......You  may sell (but not buy) a Restricted  Trading  Security if you follow the sale pre-approval and other requirements in Section D.1.

e.   Purchase or sale of Restricted Trading Securities in limited circumstances
      --------------------------------------------------------------------------
(subject to conduct guidelines in Section C and reporting requirements in Section E.1.)

         (1)......You  may buy or sell  Restricted  Trading  Securities  through non-volitional transactions you don't control (such as when an issuer calls a security, a derivative instrument expires, or you receive a gift outside your control). If you acquire Restricted Trading Securities through a non-volitional transaction, but can control their sale, the sale is not an Exempted Transaction, and must meet the sale pre-approval and other requirements in Section D.3.

         (2)......You may buy or sell Restricted  Trading  Securities  including options under an employment arrangement, and may exercise or sell any options, if your employer or an affiliate issues the securities or options. MCM's prior approval is required if you acquire an interest in a Limited Offering (see attached form of Approval of Investment in Limited Offering).

         (3)......You may buy an interest in any other Limited Offering, such as an interest in a private company or a hedge fund, only if you obtain MCM's prior approval (see attached form of Approval of Investment in Limited Offering). Investments in a hedge fund (except a fund advised by MCM) will be subject to conditions similar to those for a Special Account discussed below. You may sell an interest in a Limited Offering without restrictions (unless you get an interest in an Initial Public Offering in return, which requires MCM's prior approval).

         (4)......A financial adviser,  trustee, or other person may buy or sell
Restricted Trading Securities in a managed Special Account for you (or for a person in whose securities you have a Beneficial Ownership interest) only if you obtain MCM's prior approval (see attached form of Special Account Certification). Approval will require that:

                  (a) You establish that the financial adviser, trustee, or other person who manages the Special Account has complete control over the account under a written grant of discretion or other formal arrangement, and that you have no direct or indirect influence or control over the Special Account or investment decisions made for it;

                  (b) You (and any related person) do not disclose to the financial adviser, trustee, or other person who manages the Special Account any action that Marsico may take or has or has not taken, or any consideration by Marsico of any security;

                  (c) The financial adviser, trustee, or other person who manages the Special Account does not disclose to you any investment decision to be implemented for the Special Account until after the decision has been implemented; and

                  (d) You complete the attached form of Special Account Certification (or its equivalent) and any other documents requested by MCM; you report the existence of the Special Account in your periodic holdings and transaction reports; and you report securities holdings and transactions in the Special Account through account statements or otherwise if requested.

         Whether an exemption will be granted for a Special Account will be determined on a case-by-case basis. MCM reserves the rights to require additional conditions as necessary or appropriate depending on the circumstances, and to revoke the exemption at any time.

D.3.     Pre-Approval and Other Requirements for Selling Restricted Trading
Securities

         As a Covered Person, you may sell a Restricted Trading Security acquired before your association with Marsico or through an Exempted Transaction, if you follow pre-approval and other procedures designed to avoid potential conflicts of interest.3 Please note that all sales that qualify as Exempted Transactions in Section D.2. are exempted from all sale requirements.

a. Preclearance: Before you sell any Restricted Trading Security, you must complete and submit a Preclearance Form (see attached form). MCM will treat the preclearance process as confidential, and will not disclose related information except as required by law or for appropriate business purposes. You may not preclear your own form. The persons authorized to sign the form are:

                  Compliance Assistant
                  Compliance Counsel
                  General Counsel

                  Vice President of Client Services

         You may not sell the Restricted Trading Security in question until you receive written preclearance. Preclearance requests will be reviewed as quickly as possible. Please remember that preclearance is not automatically granted. For example, if MCM is considering the purchase of the security for client accounts, preclearance may be denied until the client order is completed.

         Once preclearance is granted, it is valid only until the close of the next business day, and only for the security and amount indicated on the Preclearance Form. You may not increase the transaction size without completing a new Preclearance Form and obtaining written authorization. You may decrease its size without new authorization.

         Failure to obtain preclearance for a sale of any Restricted Trading Security is a serious breach of Marsico's rules. A violation may expose you to sanctions including termination of employment. Failure to obtain preclearance also may require your trade to be canceled, and you may be required to bear any loss that results. MCM, in its discretion, may require any profits from an unauthorized trade to be donated to a charity designated by MCM.

b. Holding Period: As a general principle, personal securities transactions should be for investment purposes rather than to generate short-term trading profits. As a result, you generally are prohibited from selling a Restricted Trading Security that you acquired within the previous 60 days. MCM may waive compliance with this requirement if you show that you have good cause to be excused (such as a need to sell investments to buy a home).

c. Blackout Period: You may not sell a Restricted Trading Security for either seven days before, or seven days after, a trade in the same security or an equivalent security for a Fund or other client. The application of the blackout period before a trade for a Fund or other client could lead to procedural difficulties, and could result in inadvertent violations of the Code. Nonetheless, Marsico has determined that the blackout period is an effective way to avoid even the appearance of impropriety. Thus, you should consider the consequences of the blackout period before deciding to sell holdings that MCM holds or may consider holding for clients.

         If a previous sale falls within the blackout period, you must try to cancel the transaction. If the transaction was precleared but cannot be canceled, MCM may impose a sanction if necessary or appropriate in the circumstances. Please contact the Compliance Department or the General Counsel if you have any question about the application of the blackout period.

E.1.     Reports About Securities Holdings and Transactions

         As a Employee, you must give MCM periodic written reports about your securities holdings, transactions, and accounts (and the securities or accounts of other persons if you have a Beneficial Ownership interest in them).4 SEC requirements mainly control these reports. The reports are intended to identify conflicts of interest that could arise when you invest in a Covered Security or hold accounts that permit these investments, and to promote compliance with the Code. Marsico is sensitive to privacy concerns, and will try not to disclose your reports to anyone unnecessarily. Report forms are attached.

         Failure to file a timely, accurate, and complete report is a serious breach of SEC rules. If you are late in filing a report, or file a report that is misleading or incomplete, you may face sanctions including identification by name to the Funds' board of directors, withholding of salary or bonuses, or termination of employment.

a. Initial Holdings Report: Within ten days after you begin employment with Marsico, you must submit to Marsico a report that contains:

         (1) ....The  name/title and symbol,  and the number of equity shares of
(or the principal amount of debt represented by) each Covered Security in which you had any direct or indirect Beneficial Ownership interest when you began employment with Marsico. You may provide this information by referring to attached copies of broker transaction confirmations or account statements that contain the information.

         (2)......The  name and address of any broker,  dealer,  bank,  or other institution (such as a general partner of a limited partnership, or transfer agent of a company) that maintained any account in which any securities (Covered Securities or not) were held for your direct or indirect Beneficial Ownership when you began employment with Marsico, and the account numbers and names of the persons for whom the accounts are held.

         (3)......A  statement  (and a letter or other  evidence)  that you have instructed each broker, dealer, bank, or other institution to provide duplicate account statements and confirmations of all securities transactions to Marsico, unless Marsico indicates that the information is otherwise available to it. A sample Letter to Broker or Other Institution is attached.

         (4)......The date that you submitted the report.

b.       Quarterly Transaction Report:  Within ten days after the end of each
         -----------------------------
calendar quarter, you must submit to Marsico a report that contains:

         (1)......With  respect  to any  transaction  during  the  quarter  in a
Covered Security in which you had any direct or indirect Beneficial Ownership interest:

                  (a) The date of the transaction, the name/title and symbol, interest rate and maturity date (if applicable), and the number of equity shares of (or the principal amount of debt represented by) each Covered Security involved;

                  (b) The nature of the transaction (i.e., purchase, sale, or other type of acquisition or disposition);

(c)                    The price at which the transaction in the Covered
Security was effected; and

(d) The name of the broker, dealer, bank, or other institution with or through which the transaction was effected.

You may provide this information by referring to attached copies of broker transaction confirmations or account statements that contain all of the information, or by referring to statements or confirmations known to have been received by Marsico.

         (2)......The  name and address of any broker,  dealer,  bank,  or other institution (such as a general partner of a limited partnership, or transfer agent of a company) that maintained any account in which any securities (Covered Securities or not) were held during the quarter for your direct or indirect Beneficial Ownership, the account numbers and names of the persons for whom the accounts were held, and the date when each account was established.

         (3)......A  statement  (and a letter or other  evidence)  that you have instructed each broker, dealer, bank, or other institution that has established a new account for the direct or indirect Beneficial Ownership of the Employee during the past quarter to provide duplicate account statements and confirmations of all securities transactions to Marsico, unless Marsico indicates that the information is otherwise available to it.

         (4) .....The date that you submitted the report.

c.       Annual Holdings Report:    Annually, you must submit to Marsico a
         -----------------------
report, based on information that is current as of not more than 30 days before the report date, that contains:

         (1)......The  name/title and symbol, and the number of equity shares of
(or the principal amount of debt represented by) each Covered Security in which you had any direct or indirect Beneficial Ownership interest on the effective date. You may provide this information by referring to attached copies of broker transaction confirmations or account statements that contain the information, or by referring to statements or confirmations known to have been received by Marsico.

         (2)......The  name and address of any broker,  dealer,  bank,  or other institution (such as a general partner of a limited partnership, or transfer agent of a company) with which you maintained any account in which any securities (Covered Securities or not) were held for your direct or indirect Beneficial Ownership of the Employee on the effective date, the account numbers and names of the persons for whom the accounts are held, and the date when each account was established.

         (3)......A  statement  (and a letter or other  evidence)  that you have instructed each broker, dealer, bank, or other institution to provide duplicate account statements and confirmations of all securities transactions to Marsico, unless Marsico indicates that the information is otherwise available to it.

         (4)......The date that you submitted the report.

         Exception to requirement to list transactions or holdings: You need not list any securities holdings or transactions in any account over which you had no direct or indirect influence or control, unless requested by MCM. This may apply, for example, to a Special Account. You must still identify the existence of the account in your list of securities accounts.

         Please ask the Compliance Department or the General Counsel if you have questions about reporting requirements.

E.2.     Review of Reports and Other Documents

         The Compliance Department will promptly review each report submitted by Employees, and each account statement or confirmation from institutions that maintain their accounts. To ensure adequate scrutiny, a document concerning a member of the Compliance Department will be reviewed by a different member of the Compliance Department or the General Counsel.

F.       Violations of the Code

         The Compliance Department will promptly investigate any violation or potential violation of the Code, and recommend to the General Counsel appropriate action to cure the violation and prevent future violations. The Compliance Department will keep a record of investigations of violations, including actions taken as a result of a violation. If you violate the Code, you may be subject to sanctions including identification by name to the Funds' board of directors, withholding of salary or bonuses, or termination of employment. Violations of the Code also may violate federal or state laws and may be referred to authorities.

G.1.     Miscellaneous Issues concerning Board Service, Gifts, and Limited
Offerings

         Some conduct that does not involve personal trading may still raise concerns about potential conflicts of interest, and is therefore addressed here.

a. Service on Boards: As a Covered Person, you may not serve on the board of directors of any for-profit company or other for-profit organization without MCM's prior written approval. Approval will be granted only if MCM believes that board service is consistent with the interests of Marsico's clients. If board service is authorized, you and MCM must follow appropriate procedures to ensure that you and Marsico do not obtain or misuse confidential information. MCM also may require you to show that any securities you receive from the for-profit company or organization are appropriate compensation.

b. Gifts: On occasion, you may be offered gifts from clients, brokers, vendors, or other persons not affiliated with Marsico.

You may not accept extraordinary or extravagant gifts. You may accept gifts of a nominal value (i.e., no more than $100 annually from one person), customary business meals and entertainment if both you and the giver are present (e.g., sporting events), and promotional items (e.g., pens or mugs). You may not solicit gifts.

         You may not give a gift that has a fair market value greater than $100 per year to persons associated with securities or financial organizations, exchanges, member firms, commodity firms, news media, or clients of MCM. You may provide reasonable entertainment to these persons if both you and the recipient are present. Please do not give or receive gifts or entertainment that would be embarrassing to you or Marsico if made public.

c. Limited Offerings in Private Companies: If you acquire a Limited Offering in a private company, either before association with Marsico or through an Exempted Transaction, MCM may have to follow special procedures if it later seeks to purchase securities of the same issuer for clients. Specifically, if you play a part in MCM's consideration of the investment, your interest must be disclosed to all clients for whom MCM may make the investment. MCM's decision to invest also must be independently reviewed by other investment personnel with no personal interest in the issuer.

G.2.     Recordkeeping Requirements

         Marsico or its agents will maintain the following records at their places of business in the manner stated below. These records may be made available to the Securities and Exchange Commission for reasonable periodic, special, or other examinations:

o A copy of the Code that is in effect, and any Code that was in effect at any time within the past five years (maintained in an easily accessible place);

o A record of any violation of the Code, and of any action taken as a result of the violation (maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs);

o A copy of each report under Section E.1. required to be submitted by a Covered Person who is an Employee, including broker transaction confirmations or account statements (maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place);

o A record of all Covered Persons who are or were Employees within the past five years, and who are or were required to make reports under the Code (maintained in an easily accessible place);

o A record of all persons who are or were responsible for reviewing reports of Employees during the past five years (maintained in an easily accessible place);

o A copy of each report to the Board of Trustees of the Funds submitted under Section B or G.3. of the Code (maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place); and

o A copy of each written approval of an Employee's acquisition of securities in an Initial Public Offering or a Limited Offering, and each written approval of other transactions, such as a Preclearance Form (maintained for at least five years after the end of the fiscal year in which the approval was granted).

G.3.     Board Approval and Annual Review Requirements

         This Code and any material changes must be approved by the Board of Trustees of the Funds, including a majority of the Outside Trustees, within six months after the adoption of the material change. Each approval must be based on a determination that the Code contains provisions reasonably necessary to prevent Covered Persons from engaging in any conduct prohibited by Rule 17j-l(b) under the 1940 Act, including conduct identified in Section C above.

         At least annually, MCM will provide to the Board of Trustees of the Funds, and the Trustees will review, a written report that summarizes existing procedures concerning personal trading (including any changes in the Code), certifies that Marsico has adopted procedures reasonably necessary to prevent violations of the Code, describes any issues arising under the Code, including any material violations and sanctions imposed since the last report to the Board, and identifies any recommended changes to the Code.

G.4.     Certification of Compliance

         The Compliance Department will notify each Employee that he or she is subject to the Code and provide a copy of the Code. You will be asked to certify that you have read, understand, and have complied with or will comply with the Code. You must complete this Certification of Compliance on commencement of employment and annually thereafter.

G.5.     Effective Date

         The Code is effective as of November 15, 2001.

H.       Definitions

1. "Access Person" means (1) any director, officer, general partner, or Advisory Person of the Funds or of MCM, and (2) any director, officer, or general partner of a principal underwriter (such as Sunstone Distribution Services, LLC) who, in the ordinary course of business, makes, participates in, or obtains information regarding, the purchase or sale of Covered Securities by a Fund, or whose functions or duties in the ordinary course of business relate to the making of any recommendation to a Fund regarding the purchase or sale of Covered Securities.

2. "Advisory Person of the Funds or of MCM" means (1) any employee of the Funds or MCM (or of any company in a control relationship to the Funds or MCM, such as Bank of America Corporation or its affiliates) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities by a Fund, or whose functions relate to the making of any recommendations with respect to those purchases or sales; and (2) any natural person in a control relationship to the Funds or MCM who obtains information concerning recommendations made to a Fund with regard to the purchase or sale of Covered Securities by the Fund.

3. "Beneficial Ownership" has the same meaning as under Section 16 of the Securities Exchange Act of 1934 and Rule 16a-1(a)(2) under the Act. Under those provisions, a person generally is the beneficial owner of (or has a Beneficial Ownership interest in) any securities in which the person has or shares a direct or indirect pecuniary interest. A person's Beneficial Ownership interest ordinarily extends to securities held in the name of a spouse, minor children, relatives resident in the person's home, or unrelated persons in circumstances that suggest a sharing of financial interests, such as when the person makes a significant contribution to the financial support of the unrelated person, or shares in profits of the unrelated person's securities transactions. Key factors in evaluating Beneficial Ownership include the person's ability to benefit from the proceeds of a security, and the extent of the person's control over the security.

4. "Covered Person" means any person subject to the Code, including any Access Person or Employee.

5. "Covered Security" means any security, as defined in Section 2(a)(36) of the Investment Company Act, except (1) direct obligations of the U.S. government;
(2) bankers' acceptances, bank certificates of deposit, commercial paper, and high-quality short-term debt instruments, including repurchase agreements; or
(3) shares issued by open-end registered investment companies (also known as mutual funds).

6.       "Employee" means any Marsico Employee or temporary employee of Marsico.

7. "Exempted Transaction" means a securities transaction listed in Section D.2. The purchase or sale of a security through an Exempted Transaction generally is exempted from the prohibition on purchases in Section D.1., and the sale pre-approval requirements in Section D.3., unless otherwise noted in Section VI. An Exempted Transaction generally is not exempted from the general conduct guidelines in Section C, or the reporting requirements in Section E.1.

8. "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections 13 or 15(d) of the Securities Exchange Act of 1934.

9. "Limited Offering" means any offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) of the Act or pursuant to Rule 504, 505, or 506 under the Act. A Limited Offering generally includes any interest in a private company, hedge fund, or other unregistered operating company or investment company, and certain interests in stock options or other deferred compensation.

10. "Marsico Employee" means any officer, principal, or employee of MCM, and any officer, trustee, or employee of the Funds.

11. "Outside Trustee" means each member of the Board of Trustees of the Funds who is not an interested person of the Funds.

12. "Restricted Trading Security" means any security that a Covered Person generally may not purchase because of the prohibition on purchases in Section
D.1. Restricted Trading Securities include, without limitation, shares of common stock or preferred stock in a particular public operating company, shares of closed-end investment companies, corporate bonds, and options or other derivatives based on any of these securities. A Covered Person may otherwise hold, acquire, or sell a Restricted Trading Security, as explained in Section D.1.

13. "Security Held or to be Acquired by a Fund" means (1) any Covered Security that within the most recent 15 days (a) is or has been held by one of the Funds; or (b) is being or has been considered by a Fund or MCM for purchase by the Fund; and (2) any option to purchase or sell, and any security convertible into or exchangeable for, such a Covered Security.

14. "Special Account" means a managed account in which a financial adviser, trustee, or other person buys or sells Restricted Trading Securities for a Covered Person (or for a person in whose securities a Covered Person has a Beneficial Ownership interest), provided that the account meets the requirements described in Section D.2.e.(4).

I.       Forms

         Attached to the Code are the following forms:

o        Initial Personal Holdings Report;
o        Quarterly Personal Transaction Report;
o        Annual Personal Holdings Report;
o        Sample Letter to Broker or Other Institution;
o        Initial/Annual  Certification of Compliance with Code of Ethics;
o        Approval of Investment  in Limited  Offering;
o        Approval of  Investment  in Initial  Public Offering;
o        Special Account Certification; o Preclearance Form.

--------
1 The listed conditions do not apply to Sunstone's code because Sunstone is not an affiliated person of the Funds or MCM, and because no officer, director, or general partner of Sunstone serves as an officer, director, or general partner of the Funds or MCM. 2 This prohibition may not apply to Covered Persons who are employed by entities other than Marsico and are subject to another code of ethics, as described in Section B.

3 These requirements may not apply to Covered Persons who are employed by entities other than Marsico and are subject to another code of ethics, as described in Section B. 4 Covered Persons employed by entities other than Marsico and subject to another code of ethics should instead comply with its reporting requirements, as noted in Section B.

                                 EXHIBIT (j)(1)
                              CONSENT OF KPMG LLP

                        CONSENT OF INDEPENDENT AUDITORS



Board of Trustees and Shareholders
Evergreen Variable Annuity Trust



We consent to the use of our reports dated February 7, 2003 for Evergreen Offit VA Emerging Markets Bond Fund, Evergreen Offit VA U.S. Government Securities Fund, Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen Core Bond Fund, Evergreen VA Equity Index Fund, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund, and Evergreen VA Strategic Income Fund, portfolios of Evergreen Variable Annuity Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.

                                                     /s/ KPMG LLP
Boston, Massachusetts
April 23, 2003

                                                             April 25, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Evergreen Offit VA Emerging Markets Bond Fund
         Evergreen Offit VA U.S. GovernmentSecurities Fund
         Evergreen VA Blue Chip Fund
         Evergreen VA Capital Growth Fund
         Evergreen VA Core Bond Fund
         Evergreen VA Equity Index Fund
         Evergreen VA Foundation Fund
         Evergreen VA Fund
         Evergreen VA Global Leaders Fund
         Evergreen VA Growth and Income Fund
         Evergreen VA Growth Fund
         Evergreen VA High Income Fund
         Evergreen VA International Growth Fund
         Evergreen VA Masters Fund
         Evergreen VA Omega Fund
         Evergreen VA Small Cap Value Fund
         Evergreen VA Special Equity Fund
         Evergreen VA Strategic Income Fund
         (collectively, the "Funds")
         Post-Effective Amendment No. 30 to Registration Statement No. 33-83100/811-08716

Ladies and Gentlemen:

     On behalf of the Evergreen Variable Annuity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

        This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act (i) for the purpose of bringing the Funds' financial statements up to date purusuant to Section 10(a)(3) of the 1933 Act and and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                            Very truly yours,

                                            /s/ Maureen E. Towle

                                            Maureen E. Towle